UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-06563

Calvert World Values Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

2050 M Street NW, Suite 200, Washington, DC 20036

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(202) 238-2200

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

March 31, 2025

Date of Reporting Period

Item 1. Reports to Stockholders

(a)

Calvert Emerging Markets Advancement Fund

Class A CEFAX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Calvert Emerging Markets Advancement Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$60	1.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$101,799,779
# of Portfolio Holdings	311
Portfolio Turnover Rate	34%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Greece 14.9%
China 13.0%
Taiwan 12.3%
Poland 10.5%
India 9.8%
United States 9.3%
United Arab Emirates 6.4%
South Africa 4.6%
Malaysia 4.4%
Cyprus 2.9%
Other 11.9%

Value	Value
Other	11.9%
Cyprus	2.9%
Malaysia	4.4%
South Africa	4.6%
United Arab Emirates	6.4%
United States	9.3%
India	9.8%
Poland	10.5%
Taiwan	12.3%
China	13.0%
Greece	14.9%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	4.8%
National Bank of Greece SA	2.9%
Bank of Cyprus Holdings PLC	2.9%
Tencent Holdings Ltd.	2.7%
Aldar Properties PJSC	2.6%
Eurobank Ergasias Services & Holdings SA, Class A	2.6%
Piraeus Financial Holdings SA	2.2%
Alibaba Group Holding Ltd., ADR	2.0%
Nova Ljubljanska Banka DD GDR	2.0%
Powszechna Kasa Oszczednosci Bank Polski SA	1.9%
Total	26.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

CEFAX-TSR-SAR

Calvert Emerging Markets Advancement Fund

Class I CEFIX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Calvert Emerging Markets Advancement Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48	0.95%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$101,799,779
# of Portfolio Holdings	311
Portfolio Turnover Rate	34%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	11.9%
Cyprus	2.9%
Malaysia	4.4%
South Africa	4.6%
United Arab Emirates	6.4%
United States	9.3%
India	9.8%
Poland	10.5%
Taiwan	12.3%
China	13.0%
Greece	14.9%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	4.8%
National Bank of Greece SA	2.9%
Bank of Cyprus Holdings PLC	2.9%
Tencent Holdings Ltd.	2.7%
Aldar Properties PJSC	2.6%
Eurobank Ergasias Services & Holdings SA, Class A	2.6%
Piraeus Financial Holdings SA	2.2%
Alibaba Group Holding Ltd., ADR	2.0%
Nova Ljubljanska Banka DD GDR	2.0%
Powszechna Kasa Oszczednosci Bank Polski SA	1.9%
Total	26.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

CEFIX-TSR-SAR

Calvert Emerging Markets Equity Fund

Class A CVMAX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Calvert Emerging Markets Equity Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$61	1.25%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$1,187,180,510
# of Portfolio Holdings	71
Portfolio Turnover Rate	56%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

China 26.0%
India 21.5%
Taiwan 19.5%
South Korea 6.8%
Brazil 4.6%
South Africa 4.6%
Mexico 4.3%
Poland 3.6%
Hong Kong 2.3%
Chile 1.5%
Other 5.3%

Value	Value
Other	5.3%
Chile	1.5%
Hong Kong	2.3%
Poland	3.6%
Mexico	4.3%
South Africa	4.6%
Brazil	4.6%
South Korea	6.8%
Taiwan	19.5%
India	21.5%
China	26.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	11.7%
Tencent Holdings Ltd.	7.7%
Alibaba Group Holding Ltd.	4.5%
ICICI Bank Ltd.	3.7%
BYD Co. Ltd., Class H	3.6%
HDFC Bank Ltd.	3.5%
Samsung Electronics Co. Ltd.	2.6%
China Merchants Bank Co. Ltd., Class H	2.0%
Mahindra & Mahindra Ltd.	2.0%
Yum China Holdings, Inc.	1.8%
Total	43.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

CVMAX-TSR-SAR

Calvert Emerging Markets Equity Fund

Class C CVMCX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Calvert Emerging Markets Equity Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$97	2.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$1,187,180,510
# of Portfolio Holdings	71
Portfolio Turnover Rate	56%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	5.3%
Chile	1.5%
Hong Kong	2.3%
Poland	3.6%
Mexico	4.3%
South Africa	4.6%
Brazil	4.6%
South Korea	6.8%
Taiwan	19.5%
India	21.5%
China	26.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	11.7%
Tencent Holdings Ltd.	7.7%
Alibaba Group Holding Ltd.	4.5%
ICICI Bank Ltd.	3.7%
BYD Co. Ltd., Class H	3.6%
HDFC Bank Ltd.	3.5%
Samsung Electronics Co. Ltd.	2.6%
China Merchants Bank Co. Ltd., Class H	2.0%
Mahindra & Mahindra Ltd.	2.0%
Yum China Holdings, Inc.	1.8%
Total	43.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

CVMCX-TSR-SAR

Calvert Emerging Markets Equity Fund

Class I CVMIX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Calvert Emerging Markets Equity Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$49	1.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$1,187,180,510
# of Portfolio Holdings	71
Portfolio Turnover Rate	56%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	5.3%
Chile	1.5%
Hong Kong	2.3%
Poland	3.6%
Mexico	4.3%
South Africa	4.6%
Brazil	4.6%
South Korea	6.8%
Taiwan	19.5%
India	21.5%
China	26.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	11.7%
Tencent Holdings Ltd.	7.7%
Alibaba Group Holding Ltd.	4.5%
ICICI Bank Ltd.	3.7%
BYD Co. Ltd., Class H	3.6%
HDFC Bank Ltd.	3.5%
Samsung Electronics Co. Ltd.	2.6%
China Merchants Bank Co. Ltd., Class H	2.0%
Mahindra & Mahindra Ltd.	2.0%
Yum China Holdings, Inc.	1.8%
Total	43.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

CVMIX-TSR-SAR

Calvert Emerging Markets Equity Fund

Class R6 CVMRX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Calvert Emerging Markets Equity Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$45	0.93%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$1,187,180,510
# of Portfolio Holdings	71
Portfolio Turnover Rate	56%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	5.3%
Chile	1.5%
Hong Kong	2.3%
Poland	3.6%
Mexico	4.3%
South Africa	4.6%
Brazil	4.6%
South Korea	6.8%
Taiwan	19.5%
India	21.5%
China	26.0%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	11.7%
Tencent Holdings Ltd.	7.7%
Alibaba Group Holding Ltd.	4.5%
ICICI Bank Ltd.	3.7%
BYD Co. Ltd., Class H	3.6%
HDFC Bank Ltd.	3.5%
Samsung Electronics Co. Ltd.	2.6%
China Merchants Bank Co. Ltd., Class H	2.0%
Mahindra & Mahindra Ltd.	2.0%
Yum China Holdings, Inc.	1.8%
Total	43.1%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

CVMRX-TSR-SAR

Calvert International Equity Fund

Class A CWVGX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Calvert International Equity Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$55	1.14%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$900,947,246
# of Portfolio Holdings	47
Portfolio Turnover Rate	15%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

United Kingdom
22.9%
Switzerland
12.3%
France
10.9%
Spain
10.3%
Japan
8.9%
Netherlands
7.0%
Germany
4.8%
Denmark
4.3%
Belgium
3.1%
Australia
2.9%
Other
12.6%

Value	Value
Other	12.6%
Australia	2.9%
Belgium	3.1%
Denmark	4.3%
Germany	4.8%
Netherlands	7.0%
Japan	8.9%
Spain	10.3%
France	10.9%
Switzerland	12.3%
United Kingdom	22.9%

Top Ten Holdings (% of total investments)Footnote Referencea

Nestle SA	4.4%
ASML Holding NV	4.2%
AstraZeneca PLC	3.9%
London Stock Exchange Group PLC	3.7%
Iberdrola SA	3.7%
Compass Group PLC	3.5%
Siemens AG	3.4%
Amadeus IT Group SA	3.3%
Banco Santander SA	3.3%
KBC Group NV	3.1%
Total	36.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

CWVGX-TSR-SAR

Calvert International Equity Fund

Class C CWVCX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Calvert International Equity Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$91	1.89%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$900,947,246
# of Portfolio Holdings	47
Portfolio Turnover Rate	15%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	12.6%
Australia	2.9%
Belgium	3.1%
Denmark	4.3%
Germany	4.8%
Netherlands	7.0%
Japan	8.9%
Spain	10.3%
France	10.9%
Switzerland	12.3%
United Kingdom	22.9%

Top Ten Holdings (% of total investments)Footnote Referencea

Nestle SA	4.4%
ASML Holding NV	4.2%
AstraZeneca PLC	3.9%
London Stock Exchange Group PLC	3.7%
Iberdrola SA	3.7%
Compass Group PLC	3.5%
Siemens AG	3.4%
Amadeus IT Group SA	3.3%
Banco Santander SA	3.3%
KBC Group NV	3.1%
Total	36.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

CWVCX-TSR-SAR

Calvert International Equity Fund

Class I CWVIX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Calvert International Equity Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$43	0.89%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$900,947,246
# of Portfolio Holdings	47
Portfolio Turnover Rate	15%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	12.6%
Australia	2.9%
Belgium	3.1%
Denmark	4.3%
Germany	4.8%
Netherlands	7.0%
Japan	8.9%
Spain	10.3%
France	10.9%
Switzerland	12.3%
United Kingdom	22.9%

Top Ten Holdings (% of total investments)Footnote Referencea

Nestle SA	4.4%
ASML Holding NV	4.2%
AstraZeneca PLC	3.9%
London Stock Exchange Group PLC	3.7%
Iberdrola SA	3.7%
Compass Group PLC	3.5%
Siemens AG	3.4%
Amadeus IT Group SA	3.3%
Banco Santander SA	3.3%
KBC Group NV	3.1%
Total	36.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

CWVIX-TSR-SAR

Calvert International Equity Fund

Class R6 CIESX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Calvert International Equity Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$41	0.85%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$900,947,246
# of Portfolio Holdings	47
Portfolio Turnover Rate	15%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	12.6%
Australia	2.9%
Belgium	3.1%
Denmark	4.3%
Germany	4.8%
Netherlands	7.0%
Japan	8.9%
Spain	10.3%
France	10.9%
Switzerland	12.3%
United Kingdom	22.9%

Top Ten Holdings (% of total investments)Footnote Referencea

Nestle SA	4.4%
ASML Holding NV	4.2%
AstraZeneca PLC	3.9%
London Stock Exchange Group PLC	3.7%
Iberdrola SA	3.7%
Compass Group PLC	3.5%
Siemens AG	3.4%
Amadeus IT Group SA	3.3%
Banco Santander SA	3.3%
KBC Group NV	3.1%
Total	36.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

CIESX-TSR-SAR

Calvert International Opportunities Fund

Class A CIOAX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Calvert International Opportunities Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$63	1.32%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$323,452,146
# of Portfolio Holdings	96
Portfolio Turnover Rate	14%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Japan
28.8%
United Kingdom
23.9%
Australia
7.7%
Italy
7.5%
Netherlands
5.7%
Canada
5.3%
Sweden
4.3%
Germany
3.0%
Belgium
2.6%
Switzerland
2.4%
Other
8.8%

Value	Value
Other	8.8%
Switzerland	2.4%
Belgium	2.6%
Germany	3.0%
Sweden	4.3%
Canada	5.3%
Netherlands	5.7%
Italy	7.5%
Australia	7.7%
United Kingdom	23.9%
Japan	28.8%

Top Ten Holdings (% of total investments)Footnote Referencea

Euronext NV	2.1%
Chiba Bank Ltd.	2.0%
Supermarket Income Reit PLC	1.8%
BAWAG Group AG	1.7%
Fukuoka Financial Group, Inc.	1.7%
Diploma PLC	1.6%
Tosei Corp.	1.6%
FinecoBank Banca Fineco SpA	1.6%
Hoshizaki Corp.	1.6%
JTC PLC	1.6%
Total	17.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

CIOAX-TSR-SAR

Calvert International Opportunities Fund

Class C COICX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Calvert International Opportunities Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$99	2.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$323,452,146
# of Portfolio Holdings	96
Portfolio Turnover Rate	14%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	8.8%
Switzerland	2.4%
Belgium	2.6%
Germany	3.0%
Sweden	4.3%
Canada	5.3%
Netherlands	5.7%
Italy	7.5%
Australia	7.7%
United Kingdom	23.9%
Japan	28.8%

Top Ten Holdings (% of total investments)Footnote Referencea

Euronext NV	2.1%
Chiba Bank Ltd.	2.0%
Supermarket Income Reit PLC	1.8%
BAWAG Group AG	1.7%
Fukuoka Financial Group, Inc.	1.7%
Diploma PLC	1.6%
Tosei Corp.	1.6%
FinecoBank Banca Fineco SpA	1.6%
Hoshizaki Corp.	1.6%
JTC PLC	1.6%
Total	17.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

COICX-TSR-SAR

Calvert International Opportunities Fund

Class I COIIX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Calvert International Opportunities Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51	1.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$323,452,146
# of Portfolio Holdings	96
Portfolio Turnover Rate	14%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	8.8%
Switzerland	2.4%
Belgium	2.6%
Germany	3.0%
Sweden	4.3%
Canada	5.3%
Netherlands	5.7%
Italy	7.5%
Australia	7.7%
United Kingdom	23.9%
Japan	28.8%

Top Ten Holdings (% of total investments)Footnote Referencea

Euronext NV	2.1%
Chiba Bank Ltd.	2.0%
Supermarket Income Reit PLC	1.8%
BAWAG Group AG	1.7%
Fukuoka Financial Group, Inc.	1.7%
Diploma PLC	1.6%
Tosei Corp.	1.6%
FinecoBank Banca Fineco SpA	1.6%
Hoshizaki Corp.	1.6%
JTC PLC	1.6%
Total	17.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

COIIX-TSR-SAR

Calvert International Opportunities Fund

Class R6 COIRX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Calvert International Opportunities Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$47	0.98%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$323,452,146
# of Portfolio Holdings	96
Portfolio Turnover Rate	14%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Country Allocation (% of total investments)

Value	Value
Other	8.8%
Switzerland	2.4%
Belgium	2.6%
Germany	3.0%
Sweden	4.3%
Canada	5.3%
Netherlands	5.7%
Italy	7.5%
Australia	7.7%
United Kingdom	23.9%
Japan	28.8%

Top Ten Holdings (% of total investments)Footnote Referencea

Euronext NV	2.1%
Chiba Bank Ltd.	2.0%
Supermarket Income Reit PLC	1.8%
BAWAG Group AG	1.7%
Fukuoka Financial Group, Inc.	1.7%
Diploma PLC	1.6%
Tosei Corp.	1.6%
FinecoBank Banca Fineco SpA	1.6%
Hoshizaki Corp.	1.6%
JTC PLC	1.6%
Total	17.3%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

COIRX-TSR-SAR

Calvert Mid-Cap Fund

Class A CCAFX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Calvert Mid-Cap Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$58	1.18%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$213,887,377
# of Portfolio Holdings	61
Portfolio Turnover Rate	10%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Industrials
24.2%
Financials
17.6%
Consumer Discretionary
12.3%
Information Technology
12.1%
Real Estate
7.9%
Health Care
7.7%
Utilities
5.1%
Consumer Staples
5.1%
Materials
4.6%
Short-Term Investments
3.4%

Value	Value
Short-Term Investments	3.4%
Materials	4.6%
Consumer Staples	5.1%
Utilities	5.1%
Health Care	7.7%
Real Estate	7.9%
Information Technology	12.1%
Consumer Discretionary	12.3%
Financials	17.6%
Industrials	24.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Tradeweb Markets, Inc., Class A	3.2%
Copart, Inc.	3.1%
Motorola Solutions, Inc.	3.0%
AMETEK, Inc.	2.8%
Equity LifeStyle Properties, Inc.	2.7%
AptarGroup, Inc.	2.7%
CMS Energy Corp.	2.6%
Core & Main, Inc., Class A	2.5%
Alliant Energy Corp.	2.5%
Wyndham Hotels & Resorts, Inc.	2.4%
Total	27.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

CCAFX-TSR-SAR

Calvert Mid-Cap Fund

Class C CCACX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Calvert Mid-Cap Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$95	1.93%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$213,887,377
# of Portfolio Holdings	61
Portfolio Turnover Rate	10%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	3.4%
Materials	4.6%
Consumer Staples	5.1%
Utilities	5.1%
Health Care	7.7%
Real Estate	7.9%
Information Technology	12.1%
Consumer Discretionary	12.3%
Financials	17.6%
Industrials	24.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Tradeweb Markets, Inc., Class A	3.2%
Copart, Inc.	3.1%
Motorola Solutions, Inc.	3.0%
AMETEK, Inc.	2.8%
Equity LifeStyle Properties, Inc.	2.7%
AptarGroup, Inc.	2.7%
CMS Energy Corp.	2.6%
Core & Main, Inc., Class A	2.5%
Alliant Energy Corp.	2.5%
Wyndham Hotels & Resorts, Inc.	2.4%
Total	27.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

CCACX-TSR-SAR

Calvert Mid-Cap Fund

Class I CCPIX

Semi-Annual Shareholder Report March 31, 2025

This semi-annual shareholder report contains important information about the Calvert Mid-Cap Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$46	0.93%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Key Fund Statistics

Total Net Assets	$213,887,377
# of Portfolio Holdings	61
Portfolio Turnover Rate	10%

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	3.4%
Materials	4.6%
Consumer Staples	5.1%
Utilities	5.1%
Health Care	7.7%
Real Estate	7.9%
Information Technology	12.1%
Consumer Discretionary	12.3%
Financials	17.6%
Industrials	24.2%

Top Ten Holdings (% of total investments)Footnote Referencea

Tradeweb Markets, Inc., Class A	3.2%
Copart, Inc.	3.1%
Motorola Solutions, Inc.	3.0%
AMETEK, Inc.	2.8%
Equity LifeStyle Properties, Inc.	2.7%
AptarGroup, Inc.	2.7%
CMS Energy Corp.	2.6%
Core & Main, Inc., Class A	2.5%
Alliant Energy Corp.	2.5%
Wyndham Hotels & Resorts, Inc.	2.4%
Total	27.5%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/calvert-fund-documents.php. For proxy information, please visit www.calvert.com/active-engagement.php?DM=how-we-influence.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-368-2745 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Semi-Annual Shareholder Report March 31, 2025

CCPIX-TSR-SAR

(b) Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Calvert
Mid-Cap Fund
Semi-Annual Financial Statements and
Additional Information
March 31, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information March 31, 2025
Calvert
Mid-Cap Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Calvert
Mid-Cap Fund
March 31, 2025
Schedule of Investments (Unaudited)

Common Stocks — 96.7%

Security	Shares	Value
Automobile Components — 1.9%
Dorman Products, Inc.(1)	34,316	$ 4,136,451
		$ 4,136,451
Banks — 2.9%
Commerce Bancshares, Inc.	53,035	$ 3,300,368
First Financial Bankshares, Inc.	79,284	2,847,881
		$ 6,148,249
Biotechnology — 1.3%
Neurocrine Biosciences, Inc.(1)	25,840	$ 2,857,904
		$2,857,904
Building Products — 5.5%
A.O. Smith Corp.	56,225	$3,674,866
AAON, Inc.	38,795	3,031,053
Advanced Drainage Systems, Inc.	18,413	2,000,573
AZEK Co., Inc.(1)	60,801	2,972,561
		$11,679,053
Capital Markets — 5.2%
LPL Financial Holdings, Inc.	12,621	$4,128,834
Tradeweb Markets, Inc., Class A	46,503	6,903,835
		$11,032,669
Chemicals — 1.5%
Quaker Chemical Corp.	26,384	$3,261,326
		$3,261,326
Commercial Services & Supplies — 3.1%
Copart, Inc.(1)	116,805	$6,609,995
		$6,609,995
Communications Equipment — 3.0%
Motorola Solutions, Inc.	14,659	$6,417,857
		$6,417,857
Consumer Staples Distribution & Retail — 3.0%
Casey's General Stores, Inc.	3,940	$1,710,118
U.S. Foods Holding Corp.(1)	71,831	4,702,057
		$6,412,175
Containers & Packaging — 3.1%
AptarGroup, Inc.	38,259	$5,676,871
Avery Dennison Corp.	5,222	929,359
		$6,606,230
Distributors — 1.2%
LKQ Corp.	59,831	$2,545,211
		$2,545,211
Security	Shares	Value
Electric Utilities — 2.5%
Alliant Energy Corp.	81,923	$ 5,271,745
		$ 5,271,745
Electrical Equipment — 2.8%
AMETEK, Inc.	34,813	$ 5,992,710
		$ 5,992,710
Electronic Equipment, Instruments & Components — 2.9%
CDW Corp.	13,164	$ 2,109,663
TE Connectivity PLC	29,319	4,143,361
		$6,253,024
Food Products — 0.4%
Freshpet, Inc.(1)	10,536	$876,279
		$876,279
Ground Transportation — 1.4%
Landstar System, Inc.	19,662	$2,953,232
		$2,953,232
Health Care Equipment & Supplies — 3.4%
Cooper Cos., Inc.(1)	37,358	$3,151,147
IDEXX Laboratories, Inc.(1)	9,618	4,039,079
		$7,190,226
Hotels, Restaurants & Leisure — 5.3%
Aramark	118,961	$4,106,534
Domino's Pizza, Inc.	4,954	2,276,115
Wyndham Hotels & Resorts, Inc.	55,735	5,044,575
		$11,427,224
Household Durables — 1.2%
NVR, Inc.(1)	358	$2,593,492
		$2,593,492
Household Products — 1.7%
Church & Dwight Co., Inc.	32,533	$3,581,558
		$3,581,558
Industrial REITs — 1.4%
Rexford Industrial Realty, Inc.	77,002	$3,014,628
		$3,014,628
Insurance — 9.6%
American Financial Group, Inc.	26,943	$3,538,694
Arch Capital Group Ltd.	44,144	4,245,770
Kinsale Capital Group, Inc.	5,934	2,888,137
Ryan Specialty Holdings, Inc.	41,517	3,066,861
W.R. Berkley Corp.	28,013	1,993,405
White Mountains Insurance Group Ltd.	2,483	4,781,786
		$20,514,653

1
See Notes to Financial Statements.

Calvert
Mid-Cap Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
IT Services — 2.2%
VeriSign, Inc.(1)	18,751	$ 4,760,316
		$ 4,760,316
Life Sciences Tools & Services — 1.0%
Avantor, Inc.(1)	131,612	$ 2,133,430
		$ 2,133,430
Machinery — 5.9%
Donaldson Co., Inc.	36,773	$ 2,465,997
Graco, Inc.	45,207	3,775,237
Middleby Corp.(1)	26,556	4,035,981
Nordson Corp.	12,028	2,426,288
		$12,703,503
Multi-Utilities — 2.6%
CMS Energy Corp.	74,812	$5,619,129
		$5,619,129
Pharmaceuticals — 2.0%
Royalty Pharma PLC, Class A	136,338	$4,244,202
		$4,244,202
Professional Services — 2.0%
Dayforce, Inc.(1)	39,313	$2,293,128
Verisk Analytics, Inc.	6,552	1,950,006
		$4,243,134
Residential REITs — 4.8%
Equity LifeStyle Properties, Inc.	87,416	$5,830,647
Mid-America Apartment Communities, Inc.	26,656	4,467,013
		$10,297,660
Semiconductors & Semiconductor Equipment — 2.5%
Entegris, Inc.	13,998	$1,224,545
Microchip Technology, Inc.	32,829	1,589,252
ON Semiconductor Corp.(1)	35,741	1,454,301
Teradyne, Inc.	11,618	959,647
		$5,227,745
Software — 1.5%
Tyler Technologies, Inc.(1)	5,583	$3,245,900
		$3,245,900
Specialized REITs — 1.7%
Lamar Advertising Co., Class A	31,958	$3,636,181
		$3,636,181
Specialty Retail — 2.6%
Burlington Stores, Inc.(1)	14,367	$3,424,087
O'Reilly Automotive, Inc.(1)	1,496	2,143,140
		$5,567,227
Security	Shares	Value
Trading Companies & Distributors — 3.6%
Core & Main, Inc., Class A(1)	110,983	$ 5,361,588
United Rentals, Inc.	3,764	2,358,899
		$ 7,720,487
Total Common Stocks (identified cost $169,681,318)		$206,774,805

Short-Term Investments — 3.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.27%(2)	7,358,309	$ 7,358,309
Total Short-Term Investments (identified cost $7,358,309)		$ 7,358,309
Total Investments — 100.1% (identified cost $177,039,627)		$214,133,114
Other Assets, Less Liabilities — (0.1)%		$ (245,737)
Net Assets — 100.0%		$213,887,377

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company (see Note 7). The rate shown is the annualized seven-day yield as of March 31, 2025.

Abbreviations:
REITs	– Real Estate Investment Trusts

2
See Notes to Financial Statements.

Calvert
Mid-Cap Fund
March 31, 2025
Statement of Assets and Liabilities (Unaudited)

March 31, 2025
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $169,681,318)	$206,774,805
Investments in securities of affiliated issuers, at value (identified cost $7,358,309)	7,358,309
Receivable for capital shares sold	48,388
Dividends receivable	117,761
Dividends receivable - affiliated	9,717
Securities lending income receivable	6
Receivable from affiliates	12,577
Directors' deferred compensation plan	157,788
Total assets	$214,479,351
Liabilities
Payable for capital shares redeemed	$162,432
Payable to affiliates:
Investment advisory fee	118,224
Administrative fee	21,881
Distribution and service fees	33,778
Sub-transfer agency fee	12,449
Directors' deferred compensation plan	157,788
Payable for transfer agency fees and expenses	30,311
Accrued expenses	55,111
Total liabilities	$591,974
Net Assets	$213,887,377
Sources of Net Assets
Paid-in capital	$171,318,627
Distributable earnings	42,568,750
Net Assets	$213,887,377
Class A Shares
Net Assets	$147,684,221
Shares Outstanding	4,058,400
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$36.39
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$38.41
Class C Shares
Net Assets	$2,668,638
Shares Outstanding	125,246
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$21.31
Class I Shares
Net Assets	$63,534,518
Shares Outstanding	1,405,505
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$45.20

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
3
See Notes to Financial Statements.

Calvert
Mid-Cap Fund
March 31, 2025
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2025
Investment Income
Dividend income	$1,581,463
Dividend income - affiliated issuers	64,134
Securities lending income, net	3,538
Total investment income	$1,649,135
Expenses
Investment advisory fee	$734,856
Administrative fee	135,666
Distribution and service fees:
Class A	194,226
Class C	15,065
Directors' fees and expenses	6,179
Custodian fees	2,043
Transfer agency fees and expenses	151,451
Accounting fees	26,955
Professional fees	21,659
Registration fees	26,033
Reports to shareholders	23,401
Miscellaneous	3,825
Total expenses	$1,341,359
Waiver and/or reimbursement of expenses by affiliates	$(82,310)
Net expenses	$1,259,049
Net investment income	$390,086
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$6,799,494
Net realized gain	$6,799,494
Change in unrealized appreciation (depreciation):
Investment securities	$(13,341,920)
Net change in unrealized appreciation (depreciation)	$(13,341,920)
Net realized and unrealized loss	$(6,542,426)
Net decrease in net assets from operations	$(6,152,340)
4
See Notes to Financial Statements.

Calvert
Mid-Cap Fund
March 31, 2025
Statements of Changes in Net Assets

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$390,086	$330,703
Net realized gain	6,799,494	9,243,596
Net change in unrealized appreciation (depreciation)	(13,341,920)	40,258,669
Net increase (decrease) in net assets from operations	$(6,152,340)	$49,832,968
Distributions to shareholders:
Class A	$(6,700,129)	$ —
Class C	(212,760)	—
Class I	(2,484,091)	(139,654)
Total distributions to shareholders	$(9,396,980)	$(139,654)
Capital share transactions:
Class A	$(1,220,609)	$(12,654,880)
Class C	(214,154)	(1,184,559)
Class I	(4,150,100)	(29,480,979)
Net decrease in net assets from capital share transactions	$(5,584,863)	$(43,320,418)
Net increase (decrease) in net assets	$(21,134,183)	$6,372,896
Net Assets
At beginning of period	$235,021,560	$228,648,664
At end of period	$213,887,377	$235,021,560
5
See Notes to Financial Statements.

Calvert
Mid-Cap Fund
March 31, 2025
Financial Highlights

	Class A
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$39.08	$31.59	$28.71	$41.79	$33.96	$34.69
Income (Loss) From Operations
Net investment income (loss)(1)	$0.05	$0.02	$0.03	$(0.02)	$(0.12)	$0.05
Net realized and unrealized gain (loss)	(1.07)	7.47	2.86	(7.90)	8.28	1.07
Total income (loss) from operations	$(1.02)	$7.49	$2.89	$(7.92)	$8.16	$1.12
Less Distributions
From net investment income	$(0.03)	$ —	$(0.01)	$ —	$(0.00)(2)	$(0.03)
From net realized gain	(1.64)	—	—	(5.16)	(0.33)	(1.82)
Total distributions	$(1.67)	$ —	$(0.01)	$(5.16)	$(0.33)	$(1.85)
Net asset value — End of period	$36.39	$39.08	$31.59	$28.71	$41.79	$33.96
Total Return(3)	(2.84)%(4)	23.71%	10.07%	(22.06)%	24.13%	3.20%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$147,684	$159,879	$140,598	$138,646	$183,991	$149,112
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.25%(6)	1.25%	1.26%	1.23%	1.22%	1.26%
Net expenses	1.18%(6)(7)	1.18%(7)	1.18%(7)	1.18%(7)	1.18%	1.18%
Net investment income (loss)	0.28%(6)	0.07%	0.09%	(0.07)%	(0.30)%	0.15%
Portfolio Turnover	10%(4)	26%	27%	109%	79%	70%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2025 and the years ended September 30, 2024, 2023 and 2022).
6
See Notes to Financial Statements.

Calvert
Mid-Cap Fund
March 31, 2025
Financial Highlights — continued

	Class C
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$23.61	$19.23	$17.60	$27.53	$22.64	$23.83
Income (Loss) From Operations
Net investment loss(1)	$(0.05)	$(0.15)	$(0.13)	$(0.18)	$(0.28)	$(0.14)
Net realized and unrealized gain (loss)	(0.61)	4.53	1.76	(4.78)	5.50	0.73
Total income (loss) from operations	$(0.66)	$4.38	$1.63	$(4.96)	$5.22	$0.59
Less Distributions
From net realized gain	$(1.64)	$ —	$ —	$(4.97)	$(0.33)	$(1.78)
Total distributions	$(1.64)	$ —	$ —	$(4.97)	$(0.33)	$(1.78)
Net asset value — End of period	$21.31	$23.61	$19.23	$17.60	$27.53	$22.64
Total Return(2)	(3.20)%(3)	22.78%	9.26%	(22.63)%	23.20%	2.40%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,669	$3,188	$3,654	$4,612	$7,469	$8,787
Ratios (as a percentage of average daily net assets):(4)
Total expenses	2.00%(5)	2.00%	2.01%	1.98%	1.98%	2.01%
Net expenses	1.93%(5)(6)	1.93%(6)	1.93%(6)	1.93%(6)	1.93%	1.93%
Net investment loss	(0.47)%(5)	(0.68)%	(0.65)%	(0.82)%	(1.05)%	(0.62)%
Portfolio Turnover	10%(3)	26%	27%	109%	79%	70%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2025 and the years ended September 30, 2024, 2023 and 2022).
7
See Notes to Financial Statements.

Calvert
Mid-Cap Fund
March 31, 2025
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$48.16	$38.91	$35.34	$50.28	$40.77	$41.25
Income (Loss) From Operations
Net investment income (loss)(1)	$0.12	$0.14	$0.14	$0.09	$(0.03)	$0.16
Net realized and unrealized gain (loss)	(1.33)	9.18	3.52	(9.77)	9.95	1.27
Total income (loss) from operations	$(1.21)	$9.32	$3.66	$(9.68)	$9.92	$1.43
Less Distributions
From net investment income	$(0.11)	$(0.07)	$(0.09)	$(0.08)	$(0.08)	$(0.09)
From net realized gain	(1.64)	—	—	(5.18)	(0.33)	(1.82)
Total distributions	$(1.75)	$(0.07)	$(0.09)	$(5.26)	$(0.41)	$(1.91)
Net asset value — End of period	$45.20	$48.16	$38.91	$35.34	$50.28	$40.77
Total Return(2)	(2.71)%(3)	23.97%	10.35%	(21.87)%	24.45%	3.45%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$63,535	$71,954	$84,396	$97,041	$122,391	$76,327
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.00%(5)	1.00%	1.01%	0.98%	0.97%	1.01%
Net expenses	0.93%(5)(6)	0.93%(6)	0.93%(6)	0.93%(6)	0.93%	0.93%
Net investment income (loss)	0.53%(5)	0.32%	0.34%	0.20%	(0.06)%	0.40%
Portfolio Turnover	10%(3)	26%	27%	109%	79%	70%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2025 and the years ended September 30, 2024, 2023 and 2022).
8
See Notes to Financial Statements.

Calvert
Mid-Cap Fund
March 31, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Mid-Cap Fund (the Fund) is a diversified series of Calvert World Values Fund, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to provide long-term capital appreciation by investing primarily in mid-cap stocks.
The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 1.00% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1.00% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
9

Calvert
Mid-Cap Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

The following table summarizes the market value of the Fund's holdings as of March 31, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$206,774,805(1)	$ —	$ —	$206,774,805
Short-Term Investments	7,358,309	—	—	7,358,309
Total Investments	$214,133,114	$ —	$ —	$214,133,114

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Non-cash dividends are recorded at the fair value of the securities received. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
E  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
H  Segment Reporting— During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President acts as the Fund’s Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund’s single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
I  Interim Financial Statements— The interim financial statements relating to March 31, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.65% of the Fund's average daily net assets and is payable monthly. For the six months ended March 31, 2025, the investment advisory fee amounted to $734,856.
10

Calvert
Mid-Cap Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2025, the investment advisory fee paid was reduced by $2,043 relating to the Fund’s investment in the Liquidity Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.18%, 1.93% and 0.93% for Class A, Class C and Class I, respectively, of such class's average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after February 1, 2026. For the six months ended March 31, 2025, CRM waived and/or reimbursed expenses of $80,267.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C and Class I and is payable monthly. For the six months ended March 31, 2025, CRM was paid administrative fees of $135,666.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2025 amounted to $194,226 and $15,065 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $5,223 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2025. The Fund was also informed that EVD received $5,351 and $360 of contingent deferred sales charges paid by Class A and Class C shareholders, respectively, for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2025, sub-transfer agency fees and expenses incurred to EVM amounted to $25,380 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $55,000 ($40,000 prior to January 1, 2025) annual fee, Committee chairs receive an additional $20,000 ($15,000 prior to January 1, 2025) annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended March 31, 2025, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $21,831,097 and $36,801,999, respectively.
11

Calvert
Mid-Cap Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

4  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$176,834,325
Gross unrealized appreciation	$47,772,700
Gross unrealized depreciation	(10,473,911)
Net unrealized appreciation	$37,298,789
5  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
The Fund did not have any securities on loan at March 31, 2025.
6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at March 31, 2025. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2025.
7  Affiliated Investments
At March 31, 2025, the value of the Fund’s investment in funds that may be deemed to be affiliated was $7,358,309, which represents 3.4% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended March 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$6,974,937	$23,077,701	$(22,694,329)	$ —	$ —	$7,358,309	$64,134	7,358,309
12

Calvert
Mid-Cap Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

8  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 75,000,000 common shares, $0.01 par value, for each Class.
Transactions in capital shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A
Shares sold	93,457	$3,542,755	193,091	$6,764,683
Reinvestment of distributions	167,814	6,470,920	—	—
Shares redeemed	(294,372)	(11,234,284)	(552,134)	(19,419,563)
Net decrease	(33,101)	$(1,220,609)	(359,043)	$(12,654,880)
Class C
Shares sold	5,724	$129,735	10,723	$215,656
Reinvestment of distributions	9,267	209,715	—	—
Shares redeemed	(24,797)	(553,604)	(65,717)	(1,400,215)
Net decrease	(9,806)	$(214,154)	(54,994)	$(1,184,559)
Class I
Shares sold	100,798	$4,759,036	335,106	$14,352,476
Reinvestment of distributions	51,303	2,455,332	3,227	138,103
Shares redeemed	(240,535)	(11,364,468)	(1,013,673)	(43,971,558)
Net decrease	(88,434)	$(4,150,100)	(675,340)	$(29,480,979)
13

This Page Intentionally Left Blank

CCAFX-NCSR 3.31.25

Calvert
Emerging Markets Equity Fund
Semi-Annual Financial Statements and
Additional Information
March 31, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information March 31, 2025
Calvert
Emerging Markets Equity Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Calvert
Emerging Markets Equity Fund
March 31, 2025
Schedule of Investments (Unaudited)

Common Stocks — 99.6%

Security	Shares	Value
Brazil — 4.6%
Itau Unibanco Holding SA, PFC Shares	1,720,217	$ 9,468,589
MercadoLibre, Inc.(1)	4,057	7,914,679
NU Holdings Ltd., Class A(1)	654,407	6,701,128
Raia Drogasil SA	3,406,907	11,373,372
WEG SA	2,432,820	19,304,136
		$ 54,761,904
Chile — 1.5%
Banco de Chile	132,187,227	$ 17,481,571
		$17,481,571
China — 26.0%
Alibaba Group Holding Ltd.	3,231,500	$53,468,293
Bank of Jiangsu Co. Ltd., Class A	5,296,800	6,950,880
BYD Co. Ltd., Class H	843,500	42,711,903
China Merchants Bank Co. Ltd., Class H	3,968,500	23,529,065
JD.com, Inc., Class A	653,837	13,450,433
NARI Technology Co. Ltd., Class A	4,017,630	12,134,903
NetEase, Inc.	432,800	8,890,841
Shenzhen Inovance Technology Co. Ltd., Class A	1,017,083	9,566,613
Tencent Holdings Ltd.	1,424,713	91,033,324
Trip.com Group Ltd. ADR	253,630	16,125,795
Xiaomi Corp., Class B(1)(2)	1,613,400	10,209,160
Yum China Holdings, Inc.	404,251	21,045,307
		$309,116,517
Hong Kong — 2.3%
AIA Group Ltd.	1,740,417	$13,174,726
Hong Kong Exchanges & Clearing Ltd.	317,000	14,101,493
		$27,276,219
Hungary — 1.4%
Richter Gedeon Nyrt	602,665	$16,629,273
		$16,629,273
India — 21.5%
360 ONE WAM Ltd.	248,572	$2,730,662
Axis Bank Ltd.	965,831	12,389,160
Bajaj Finance Ltd.	162,600	16,941,091
CG Power & Industrial Solutions Ltd.	795,046	5,905,758
Colgate-Palmolive India Ltd.	175,304	4,894,135
Delhivery Ltd.(1)	468,759	1,393,419
HDFC Asset Management Co. Ltd.(2)	250,032	11,698,067
HDFC Bank Ltd.	1,945,264	41,465,647
ICICI Bank Ltd.	2,769,073	43,524,336
IDFC First Bank Ltd.(1)	14,472,117	9,259,335
Macrotech Developers Ltd.(2)	602,632	8,407,916
Mahindra & Mahindra Ltd.	753,828	23,398,225
MakeMyTrip Ltd.(1)	128,138	12,556,243
Max Healthcare Institute Ltd.	1,599,432	20,457,879
Security	Shares	Value
India (continued)
SBI Life Insurance Co. Ltd.(2)	1,163,720	$ 20,990,845
Shriram Finance Ltd.	921,352	7,036,209
Tata Consultancy Services Ltd.	300,693	12,649,118
		$ 255,698,045
Indonesia — 0.5%
Cisarua Mountain Dairy Tbk. PT	23,179,500	$ 6,358,738
		$ 6,358,738
Malaysia — 1.4%
CIMB Group Holdings Bhd.	10,705,400	$16,961,865
		$16,961,865
Mexico — 4.4%
Grupo Financiero Banorte SAB de CV, Class O	2,814,357	$19,539,390
Kimberly-Clark de Mexico SAB de CV, Class A(3)	6,193,165	10,147,173
Qualitas Controladora SAB de CV(3)	178,173	1,548,876
Wal-Mart de Mexico SAB de CV	7,348,764	20,314,182
		$51,549,621
Poland — 3.6%
Allegro.eu SA(1)(2)	1,929,905	$15,655,977
Grupa Kety SA	35,783	7,667,883
Powszechny Zaklad Ubezpieczen SA	1,300,108	18,889,004
		$42,212,864
South Africa — 4.6%
AVI Ltd.	2,079,939	$10,076,650
Capitec Bank Holdings Ltd.	88,904	15,120,845
Clicks Group Ltd.	893,069	16,541,408
Standard Bank Group Ltd.	972,744	12,710,192
		$54,449,095
South Korea — 6.8%
KB Financial Group, Inc.	306,105	$16,592,027
Kia Corp.	118,703	7,507,806
Naver Corp.	52,346	6,840,769
Samsung Electronics Co. Ltd.	773,888	30,681,147
SK Hynix, Inc.	145,009	19,330,565
		$80,952,314
Taiwan — 19.6%
Advantech Co. Ltd.	659,000	$7,529,912
Airtac International Group	442,000	11,225,287
Alchip Technologies Ltd.	127,000	10,705,773
ASE Technology Holding Co. Ltd.	1,986,000	8,727,910
Chailease Holding Co. Ltd.	1,637,000	5,788,988
Delta Electronics, Inc.	1,334,000	14,754,379
Fubon Financial Holding Co. Ltd.	3,165,000	8,229,870
MediaTek, Inc.	202,000	8,706,290
Taiwan Semiconductor Manufacturing Co. Ltd.	4,917,000	138,477,384
Unimicron Technology Corp.	2,077,000	5,916,684

1
See Notes to Financial Statements.

Calvert
Emerging Markets Equity Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Taiwan (continued)
Wiwynn Corp.	240,000	$ 12,153,498
		$ 232,215,975
United Kingdom — 1.4%
Antofagasta PLC	765,038	$ 16,656,050
		$ 16,656,050
Total Common Stocks (identified cost $984,651,980)		$1,182,320,051

Rights — 0.0%†

Security	Shares	Value
Brazil — 0.0%†
Itausa SA, Exp. 4/11/25(1)	50,057	$ 26,228
Total Rights (identified cost $0)		$ 26,228

Short-Term Investments — 0.5%

Affiliated Fund — 0.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.27%(4)	6,186,245	$ 6,186,245
Total Affiliated Fund (identified cost $6,186,245)		$ 6,186,245
Securities Lending Collateral — 0.0%†
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.36%(5)	11,011	$ 11,011
Total Securities Lending Collateral (identified cost $11,011)		$ 11,011
Total Short-Term Investments (identified cost $6,197,256)		$ 6,197,256

Total Investments — 100.1% (identified cost $990,849,236)	$1,188,543,535
Other Assets, Less Liabilities — (0.1)%	$ (1,363,025)
Net Assets — 100.0%	$1,187,180,510

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2025, the aggregate value of these securities is $66,961,965 or 5.6% of the Fund's net assets.
(3)	All or a portion of this security was on loan at March 31, 2025. The aggregate market value of securities on loan at March 31, 2025 was $1,703,657.
(4)	May be deemed to be an affiliated investment company (see Note 7). The rate shown is the annualized seven-day yield as of March 31, 2025.
(5)	Represents investment of cash collateral received in connection with securities lending.

2
See Notes to Financial Statements.

Calvert
Emerging Markets Equity Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

At March 31, 2025, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Financials	31.4%
Information Technology	23.6
Consumer Discretionary	18.0
Communication Services	9.0
Consumer Staples	6.7
Industrials	5.0
Health Care	3.1
Materials	2.1
Real Estate	0.7
Total	99.6%

Abbreviations:
ADR	– American Depositary Receipt
PFC Shares	– Preference Shares
3
See Notes to Financial Statements.

Calvert
Emerging Markets Equity Fund
March 31, 2025
Statement of Assets and Liabilities (Unaudited)

March 31, 2025
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $984,662,991) - including $1,703,657 of securities on loan	$1,182,357,290
Investments in securities of affiliated issuers, at value (identified cost $6,186,245)	6,186,245
Cash	1,946
Cash denominated in foreign currency, at value (cost $3,499,667)	3,504,078
Receivable for investments sold	1,717,797
Receivable for capital shares sold	982,139
Dividends receivable	1,949,683
Dividends receivable - affiliated	32,241
Securities lending income receivable	3,052
Receivable from affiliates	101,742
Directors' deferred compensation plan	735,798
Total assets	$1,197,572,011
Liabilities
Payable for investments purchased	$3,643,615
Payable for capital shares redeemed	962,580
Payable for foreign capital gains taxes	3,474,819
Deposits for securities loaned	11,011
Payable to affiliates:
Investment advisory fee	753,128
Administrative fee	124,001
Distribution and service fees	48,451
Sub-transfer agency fee	61,612
Directors' deferred compensation plan	735,798
Accrued expenses	576,486
Total liabilities	$10,391,501
Net Assets	$1,187,180,510
Sources of Net Assets
Paid-in capital	$1,245,243,454
Accumulated loss	(58,062,944)
Net Assets	$1,187,180,510
Class A Shares
Net Assets	$185,106,032
Shares Outstanding	10,539,877
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$17.56
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$18.53
Class C Shares
Net Assets	$9,556,240
Shares Outstanding	566,997
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$16.85
4
See Notes to Financial Statements.

Calvert
Emerging Markets Equity Fund
March 31, 2025
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2025
Class I Shares
Net Assets	$896,835,840
Shares Outstanding	50,586,696
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$17.73
Class R6 Shares
Net Assets	$95,682,398
Shares Outstanding	5,409,579
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$17.69

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
5
See Notes to Financial Statements.

Calvert
Emerging Markets Equity Fund
March 31, 2025
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $1,652,522)	$9,805,515
Dividend income - affiliated issuers	220,013
Interest income (net of foreign taxes withheld of $76)	273
Securities lending income, net	30,609
Total investment income	$10,056,410
Expenses
Investment advisory fee	$4,715,473
Administrative fee	775,146
Distribution and service fees:
Class A	243,721
Class C	53,295
Directors' fees and expenses	33,777
Custodian fees	213,388
Transfer agency fees and expenses	921,686
Accounting fees	139,172
Professional fees	51,358
Registration fees	40,072
Reports to shareholders	102,204
Interest expense and fees	67,569
Miscellaneous	35,477
Total expenses	$7,392,338
Waiver and/or reimbursement of expenses by affiliates	$(678,691)
Net expenses	$6,713,647
Net investment income	$3,342,763
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities (net of foreign capital gains taxes of $3,186,426)	$82,594,596
Foreign currency transactions	(1,177,394)
Net realized gain	$81,417,202
Change in unrealized appreciation (depreciation):
Investment securities (including net decrease in payable for foreign capital gains taxes of $5,286,002)	$(158,112,538)
Foreign currency	(276,837)
Net change in unrealized appreciation (depreciation)	$(158,389,375)
Net realized and unrealized loss	$(76,972,173)
Net decrease in net assets from operations	$(73,629,410)
6
See Notes to Financial Statements.

Calvert
Emerging Markets Equity Fund
March 31, 2025
Statements of Changes in Net Assets

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$3,342,763	$18,472,622
Net realized gain	81,417,202	4,173,588
Net change in unrealized appreciation (depreciation)	(158,389,375)	341,385,637
Net increase (decrease) in net assets from operations	$(73,629,410)	$364,031,847
Distributions to shareholders:
Class A	$(843,421)	$(1,391,955)
Class I	(5,949,225)	(14,179,177)
Class R6	(611,393)	(3,447,607)
Total distributions to shareholders	$(7,404,039)	$(19,018,739)
Capital share transactions:
Class A	$(18,007,618)	$(109,393)
Class C	(1,856,692)	(4,773,208)
Class I	(138,858,094)	(759,629,331)
Class R6	(59,518,518)	(213,990,865)
Net decrease in net assets from capital share transactions	$(218,240,922)	$(978,502,797)
Net decrease in net assets	$(299,274,371)	$(633,489,689)
Net Assets
At beginning of period	$1,486,454,881	$2,119,944,570
At end of period	$1,187,180,510	$1,486,454,881
7
See Notes to Financial Statements.

Calvert
Emerging Markets Equity Fund
March 31, 2025
Financial Highlights

	Class A
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$18.60	$15.21	$14.26	$20.98	$18.33	$16.05
Income (Loss) From Operations
Net investment income(1)	$0.03	$0.14	$0.17	$0.14	$0.12	$0.09
Net realized and unrealized gain (loss)	(0.99)	3.37	0.86	(6.79)	2.59	2.27
Total income (loss) from operations	$(0.96)	$3.51	$1.03	$(6.65)	$2.71	$2.36
Less Distributions
From net investment income	$(0.08)	$(0.12)	$(0.08)	$(0.07)	$(0.06)	$(0.08)
Total distributions	$(0.08)	$(0.12)	$(0.08)	$(0.07)	$(0.06)	$(0.08)
Net asset value — End of period	$17.56	$18.60	$15.21	$14.26	$20.98	$18.33
Total Return(2)	(5.23)%(3)	23.25%	7.22%	(31.79)%	14.70%	14.82%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$185,106	$214,948	$175,220	$178,282	$290,117	$173,728
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.36%(5)(6)	1.34%(6)	1.30%	1.29%	1.27%	1.27%
Net expenses	1.25%(5)(6)(7)	1.28%(6)(7)	1.24%(7)	1.24%(7)	1.24%	1.24%
Net investment income	0.31%(5)	0.85%	1.08%	0.76%	0.54%	0.54%
Portfolio Turnover	56%(3)	36%	59%	56%	36%	38%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes interest expense and fees of 0.01% and 0.04% of average daily nets assets for the six months ended March 31, 2025 and the year ended September 30, 2024, respectively.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2025 and the years ended September 30, 2024, 2023 and 2022).
8
See Notes to Financial Statements.

Calvert
Emerging Markets Equity Fund
March 31, 2025
Financial Highlights — continued

	Class C
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$17.84	$14.59	$13.71	$20.25	$17.78	$15.62
Income (Loss) From Operations
Net investment income (loss)(1)	$(0.04)	$0.01	$0.05	$(0.02)	$(0.07)	$(0.04)
Net realized and unrealized gain (loss)	(0.95)	3.24	0.83	(6.52)	2.54	2.20
Total income (loss) from operations	$(0.99)	$3.25	$0.88	$(6.54)	$2.47	$2.16
Net asset value — End of period	$16.85	$17.84	$14.59	$13.71	$20.25	$17.78
Total Return(2)	(5.60)%(3)	22.34%	6.42%	(32.30)%	13.83%	13.89%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9,556	$12,075	$14,341	$19,000	$33,249	$30,938
Ratios (as a percentage of average daily net assets):(4)
Total expenses	2.11%(5)(6)	2.09%(6)	2.05%	2.05%	2.02%	2.02%
Net expenses	2.00%(5)(6)(7)	2.03%(6)(7)	1.99%(7)	1.99%(7)	1.99%	1.99%
Net investment income (loss)	(0.45)%(5)	0.09%	0.30%	(0.09)%	(0.32)%	(0.22)%
Portfolio Turnover	56%(3)	36%	59%	56%	36%	38%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes interest expense and fees of 0.01% and 0.04% of average daily nets assets for the six months ended March 31, 2025 and the year ended September 30, 2024, respectively.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2025 and the years ended September 30, 2024, 2023 and 2022).
9
See Notes to Financial Statements.

Calvert
Emerging Markets Equity Fund
March 31, 2025
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$18.79	$15.35	$14.40	$21.21	$18.52	$16.22
Income (Loss) From Operations
Net investment income(1)	$0.05	$0.17	$0.21	$0.17	$0.16	$0.13
Net realized and unrealized gain (loss)	(1.00)	3.42	0.86	(6.82)	2.62	2.29
Total income (loss) from operations	$(0.95)	$3.59	$1.07	$(6.65)	$2.78	$2.42
Less Distributions
From net investment income	$(0.11)	$(0.15)	$(0.12)	$(0.16)	$(0.09)	$(0.12)
Total distributions	$(0.11)	$(0.15)	$(0.12)	$(0.16)	$(0.09)	$(0.12)
Net asset value — End of period	$17.73	$18.79	$15.35	$14.40	$21.21	$18.52
Total Return(2)	(5.10)%(3)	23.62%	7.42%	(31.59)%	14.94%	15.07%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$896,836	$1,096,466	$1,598,483	$1,818,889	$3,357,833	$2,530,135
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.11%(5)(6)	1.09%(6)	1.05%	1.04%	1.02%	1.02%
Net expenses	1.00%(5)(6)(7)	1.03%(6)(7)	0.99%(7)	0.99%(7)	0.99%	0.99%
Net investment income	0.56%(5)	1.05%	1.33%	0.91%	0.71%	0.79%
Portfolio Turnover	56%(3)	36%	59%	56%	36%	38%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes interest expense and fees of 0.01% and 0.04% of average daily nets assets for the six months ended March 31, 2025 and the year ended September 30, 2024, respectively.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2025 and the years ended September 30, 2024, 2023 and 2022).
10
See Notes to Financial Statements.

Calvert
Emerging Markets Equity Fund
March 31, 2025
Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$18.74	$15.32	$14.37	$21.18	$18.49	$16.19
Income (Loss) From Operations
Net investment income(1)	$0.06	$0.19	$0.22	$0.18	$0.17	$0.14
Net realized and unrealized gain (loss)	(1.00)	3.40	0.87	(6.81)	2.62	2.30
Total income (loss) from operations	$(0.94)	$3.59	$1.09	$(6.63)	$2.79	$2.44
Less Distributions
From net investment income	$(0.11)	$(0.17)	$(0.14)	$(0.18)	$(0.10)	$(0.14)
Total distributions	$(0.11)	$(0.17)	$(0.14)	$(0.18)	$(0.10)	$(0.14)
Net asset value — End of period	$17.69	$18.74	$15.32	$14.37	$21.18	$18.49
Total Return(2)	(5.03)%(3)	23.63%	7.55%	(31.55)%	15.09%	15.13%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$95,682	$162,966	$331,901	$265,436	$522,879	$313,830
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.01%(5)(6)	1.04%(6)	0.98%	0.97%	0.94%	0.95%
Net expenses	0.93%(5)(6)(7)	0.96%(6)(7)	0.92%(7)	0.92%(7)	0.92%	0.92%
Net investment income	0.63%(5)	1.13%	1.36%	1.00%	0.78%	0.84%
Portfolio Turnover	56%(3)	36%	59%	56%	36%	38%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes interest expense and fees of 0.01% and 0.04% of average daily nets assets for the six months ended March 31, 2025 and the year ended September 30, 2024, respectively.
(7)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2025 and the years ended September 30, 2024, 2023 and 2022).
11
See Notes to Financial Statements.

Calvert
Emerging Markets Equity Fund
March 31, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Emerging Markets Equity Fund (the Fund) is a diversified series of Calvert World Values Fund, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek long-term capital appreciation by investing primarily in equity securities of companies located in emerging market countries.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 1.00% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1.00% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
12

Calvert
Emerging Markets Equity Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of March 31, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Brazil	$54,761,904	$ —	$ —	$54,761,904
Chile	—	17,481,571	—	17,481,571
China	37,171,102	271,945,415	—	309,116,517
Hong Kong	—	27,276,219	—	27,276,219
Hungary	—	16,629,273	—	16,629,273
India	12,556,243	243,141,802	—	255,698,045
Indonesia	—	6,358,738	—	6,358,738
Malaysia	—	16,961,865	—	16,961,865
Mexico	51,549,621	—	—	51,549,621
Poland	—	42,212,864	—	42,212,864
South Africa	—	54,449,095	—	54,449,095
South Korea	—	80,952,314	—	80,952,314
Taiwan	—	232,215,975	—	232,215,975
United Kingdom	—	16,656,050	—	16,656,050
Total Common Stocks	$156,038,870	$1,026,281,181(1)	$ —	$1,182,320,051
Rights	$26,228	$ —	$ —	$26,228
Short-Term Investments:
Affiliated Fund	6,186,245	—	—	6,186,245
Securities Lending Collateral	11,011	—	—	11,011
Total Investments	$162,262,354	$1,026,281,181	$ —	$1,188,543,535

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends and interest, if any, have been provided for in accordance with the Fund's understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares.
13

Calvert
Emerging Markets Equity Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I  Segment Reporting— During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President acts as the Fund’s Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund’s single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
J  Interim Financial Statements— The interim financial statements relating to March 31, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.73% of the Fund’s average daily net assets and is payable monthly. For the six months ended March 31, 2025, the investment advisory fee amounted to $4,715,473.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2025, the investment advisory fee paid was reduced by $6,999 relating to the Fund’s investment in the Liquidity Fund.
Prior to November 11, 2024, CRM had delegated the investment management of the Fund to Hermes Investment Management Limited (Hermes). CRM paid Hermes a portion of its investment advisory fee for sub-advisory services provided to the Fund.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.24%, 1.99%, 0.99% and 0.92% for Class A, Class C, Class I and Class R6, respectively, of such class’s average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after February 1, 2026. For the six months ended March 31, 2025, CRM waived and/or reimbursed expenses of $671,692.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2025, CRM was paid administrative fees of $775,146.
14

Calvert
Emerging Markets Equity Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2025 amounted to $243,721 and $53,295 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $1,303 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2025. The Fund was also informed that EVD received less than $100 of contingent deferred sales charges paid by each of Class A and Class C shareholders for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2025, sub-transfer agency fees and expenses incurred to EVM amounted to $138,010 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $55,000 ($40,000 prior to January 1, 2025) annual fee, Committee chairs receive an additional $20,000 ($15,000 prior to January 1, 2025) annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended March 31, 2025, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $715,654,800 and $953,430,766, respectively.
4  Distributions to Shareholders and Income Tax Information
At September 30, 2024, the Fund, for federal income tax purposes, had deferred capital losses of $310,261,788 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2024, $280,033,121 are short-term and $30,228,667 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$1,017,616,349
Gross unrealized appreciation	$206,912,094
Gross unrealized depreciation	(35,984,908)
Net unrealized appreciation	$170,927,186
15

Calvert
Emerging Markets Equity Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

5  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2025, the total value of securities on loan was $1,703,657 and the total value of collateral received was $1,778,744, comprised of cash of $11,011 and U.S. government and/or agencies securities of $1,767,733.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2025.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$11,011	$ —	$ —	$ —	$11,011
The carrying amount of the liability for deposits for securities loaned at March 31, 2025 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2025.
6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at March 31, 2025. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2025.
7  Affiliated Investments
At March 31, 2025, the value of the Fund’s investment in funds that may be deemed to be affiliated was $6,186,245, which represents 0.5% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended March 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$48,007	$201,363,390	$(195,225,152)	$ —	$ —	$6,186,245	$220,013	6,186,245
16

Calvert
Emerging Markets Equity Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

8  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 75,000,000 common shares, $0.01 par value, for each Class.
Transactions in capital shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A
Shares sold	366,133	$6,484,570	3,853,927	$61,294,244
Reinvestment of distributions	19,236	332,407	39,589	627,483
Shares redeemed	(1,398,893)	(24,824,595)	(3,862,884)	(62,031,120)
Net increase (decrease)	(1,013,524)	$(18,007,618)	30,632	$(109,393)
Class C
Shares sold	5,144	$87,410	23,499	$370,670
Shares redeemed	(114,919)	(1,944,102)	(329,826)	(5,143,878)
Net decrease	(109,775)	$(1,856,692)	(306,327)	$(4,773,208)
Class I
Shares sold	4,106,444	$73,163,643	12,340,008	$199,796,622
Reinvestment of distributions	322,798	5,626,362	842,320	13,460,275
Shares redeemed	(12,191,406)	(217,648,099)	(58,948,167)	(972,886,228)
Net decrease	(7,762,164)	$(138,858,094)	(45,765,839)	$(759,629,331)
Class R6
Shares sold	712,440	$12,534,417	2,018,121	$32,546,152
Reinvestment of distributions	26,615	462,572	188,977	3,010,411
Shares redeemed	(4,026,653)	(72,515,507)	(15,179,061)	(249,547,428)
Net decrease	(3,287,598)	$(59,518,518)	(12,971,963)	$(213,990,865)
9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
17

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CVMAX-NCSR 3.31.25

Calvert
International Equity Fund
Semi-Annual Financial Statements and
Additional Information
March 31, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information March 31, 2025
Calvert
International Equity Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Calvert
International Equity Fund
March 31, 2025
Schedule of Investments (Unaudited)

Common Stocks — 99.5%

Security	Shares	Value
Australia — 2.9%
CSL Ltd.	166,391	$ 26,188,154
		$ 26,188,154
Belgium — 3.1%
KBC Group NV	309,240	$ 28,185,226
		$ 28,185,226
Denmark — 4.3%
Coloplast AS, Class B	136,262	$ 14,291,646
Novo Nordisk AS, Class B	358,959	24,545,005
		$38,836,651
France — 10.9%
L'Oreal Prime De Fidelite(1)	53,204	$19,775,537
L'Oreal SA	3,252	1,208,744
LVMH Moet Hennessy Louis Vuitton SE	40,820	25,278,934
Safran SA	104,387	27,483,353
Schneider Electric SE	104,848	24,203,664
		$97,950,232
Germany — 4.8%
Infineon Technologies AG	368,747	$12,292,134
Siemens AG	134,392	31,037,324
		$43,329,458
Hong Kong — 2.9%
AIA Group Ltd.	3,453,189	$26,140,183
		$26,140,183
India — 2.7%
HDFC Bank Ltd.	1,148,726	$24,486,480
		$24,486,480
Italy — 1.5%
Amplifon SpA	673,742	$13,677,665
		$13,677,665
Japan — 8.9%
BayCurrent, Inc.	262,904	$11,392,702
Keyence Corp.	68,821	27,061,096
Recruit Holdings Co. Ltd.	231,970	12,018,650
Terumo Corp.	690,038	12,983,769
Tokyo Electron Ltd.	120,446	16,517,065
		$79,973,282
Netherlands — 7.0%
ASML Holding NV	56,972	$37,702,537
IMCD NV	189,587	25,230,516
		$62,933,053
Security	Shares	Value
Singapore — 2.8%
DBS Group Holdings Ltd.	737,918	$ 25,341,074
		$ 25,341,074
Spain — 10.3%
Amadeus IT Group SA	390,578	$ 29,911,627
Banco Santander SA	4,412,643	29,727,574
Iberdrola SA	2,036,731	32,889,283
		$ 92,528,484
Sweden — 1.7%
Indutrade AB	543,648	$15,065,507
		$15,065,507
Switzerland — 12.2%
Cie Financiere Richemont SA, Class A	95,392	$16,652,180
Lonza Group AG	25,347	15,658,609
Nestle SA	392,611	39,675,931
Roche Holding AG	77,323	25,449,133
Straumann Holding AG	106,747	12,923,214
		$110,359,067
Taiwan — 0.6%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	30,481	$5,059,846
		$5,059,846
United Kingdom — 22.9%
Ashtead Group PLC	209,681	$11,336,769
AstraZeneca PLC	240,304	35,287,356
Compass Group PLC	940,086	31,094,541
Halma PLC	687,074	23,052,404
InterContinental Hotels Group PLC	229,560	24,716,764
London Stock Exchange Group PLC	224,202	33,300,080
Reckitt Benckiser Group PLC	415,345	28,085,812
RELX PLC	382,474	19,211,906
		$206,085,632
Total Common Stocks (identified cost $745,662,313)		$896,139,994

Preferred Stocks — 0.0%

Security	Shares	Value
Venture Capital — 0.0%
Bioceptive, Inc.:
Series A(1)(2)(3)	582,574	$ 0
Series B(1)(2)(3)	40,523	0
FINAE, Series D(1)(2)(3)	2,597,442	0
Total Preferred Stocks (identified cost $491,304)		$ 0

1
See Notes to Financial Statements.

Calvert
International Equity Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Venture Capital Limited Partnership Interests — 0.0%†

Security	Value
Africa Renewable Energy Fund LP(1)(2)(3)	$ 131,204
gNet Defta Development Holding LLC(1)(2)(3)(4)	109,722
SEAF India International Growth Fund LP(1)(2)(3)	0
Total Venture Capital Limited Partnership Interests (identified cost $1,592,782)	$ 240,926

Short-Term Investments — 0.4%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.27%(5)	3,278,081	$ 3,278,081
Total Short-Term Investments (identified cost $3,278,081)		$ 3,278,081

Total Investments — 99.9% (identified cost $751,024,480)	$899,659,001
Other Assets, Less Liabilities — 0.1%	$ 1,288,245
Net Assets — 100.0%	$900,947,246

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(3)	Restricted security. Total market value of restricted securities amounts to $240,926, which represents less than 0.05% of the net assets of the Fund as of March 31, 2025.
(4)	May be deemed to be an affiliated company (see Note 7).
(5)	May be deemed to be an affiliated investment company (see Note 7). The rate shown is the annualized seven-day yield as of March 31, 2025.
At March 31, 2025, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Health Care	20.1%
Industrials	19.6
Financials	18.6
Consumer Discretionary	14.2
Information Technology	13.5
Consumer Staples	9.8
Utilities	3.7
Venture Capital	0.0*
Total	99.5%

*	Amount is less than 0.05%.

Restricted Securities
Description	Acquisition Dates	Cost
Africa Renewable Energy Fund LP	4/17/14 - 5/13/19	$997,005
Bioceptive, Inc., Series A	10/26/12 - 12/18/13	252,445
Bioceptive, Inc., Series B	1/7/16	16,250
FINAE, Series D	2/28/11 - 11/16/15	222,609
gNet Defta Development Holding LLC	8/30/05	400,000
SEAF India International Growth Fund LP	3/22/05 - 5/24/10	195,777
		$2,084,086

2
See Notes to Financial Statements.

Calvert
International Equity Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Abbreviations:
ADR	– American Depositary Receipt
3
See Notes to Financial Statements.

Calvert
International Equity Fund
March 31, 2025
Statement of Assets and Liabilities (Unaudited)

March 31, 2025
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $747,346,399)	$896,271,198
Investments in securities of affiliated issuers, at value (identified cost $3,678,081)	3,387,803
Cash	15,484
Receivable for capital shares sold	763,809
Dividends receivable	948,860
Dividends receivable - affiliated	21,807
Tax reclaims receivable	1,985,289
Receivable from affiliates	43,980
Directors' deferred compensation plan	130,535
Total assets	$903,568,765
Liabilities
Payable for capital shares redeemed	$830,675
Payable for foreign capital gains taxes	693,738
Payable to affiliates:
Investment advisory fee	527,390
Administrative fee	95,745
Distribution and service fees	40,040
Sub-transfer agency fee	14,603
Directors' deferred compensation plan	130,535
Accrued expenses	288,793
Total liabilities	$2,621,519
Commitments and contingent liabilities (Note 10)
Net Assets	$900,947,246
Sources of Net Assets
Paid-in capital	$760,857,669
Distributable earnings	140,089,577
Net Assets	$900,947,246
Class A Shares
Net Assets	$167,737,143
Shares Outstanding	7,323,671
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$22.90
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$24.17
Class C Shares
Net Assets	$3,684,254
Shares Outstanding	192,693
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$19.12
Class I Shares
Net Assets	$611,154,650
Shares Outstanding	24,758,694
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$24.68
4
See Notes to Financial Statements.

Calvert
International Equity Fund
March 31, 2025
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2025
Class R6 Shares
Net Assets	$118,371,199
Shares Outstanding	4,808,623
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$24.62

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
5
See Notes to Financial Statements.

Calvert
International Equity Fund
March 31, 2025
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $712,912)	$5,487,106
Dividend income - affiliated issuers	83,295
Non-cash dividend income	606,583
Interest income	112,924
Securities lending income, net	27,139
Total investment income	$6,317,047
Expenses
Investment advisory fee	$3,256,052
Administrative fee	590,761
Distribution and service fees:
Class A	215,732
Class C	19,730
Directors' fees and expenses	26,539
Custodian fees	56,828
Transfer agency fees and expenses	465,462
Accounting fees	112,026
Professional fees	41,022
Registration fees	39,692
Reports to shareholders	46,682
Miscellaneous	45,482
Total expenses	$4,916,008
Waiver and/or reimbursement of expenses by affiliates	$(300,705)
Net expenses	$4,615,303
Net investment income	$1,701,744
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities (net of foreign capital gains taxes of $139,106)	$(1,075,436)
Foreign currency transactions	(27,675)
Net realized loss	$(1,103,111)
Change in unrealized appreciation (depreciation):
Investment securities (including net increase in payable for foreign capital gains taxes of $12,856)	$(71,910,731)
Investment securities - affiliated issuers	(7,905)
Foreign currency	(75,384)
Net change in unrealized appreciation (depreciation)	$(71,994,020)
Net realized and unrealized loss	$(73,097,131)
Net decrease in net assets from operations	$(71,395,387)
6
See Notes to Financial Statements.

Calvert
International Equity Fund
March 31, 2025
Statements of Changes in Net Assets

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$1,701,744	$14,664,257
Net realized loss	(1,103,111)	(943,594)
Net change in unrealized appreciation (depreciation)	(71,994,020)	226,895,507
Net increase (decrease) in net assets from operations	$(71,395,387)	$240,616,170
Distributions to shareholders:
Class A	$(1,904,065)	$(1,437,960)
Class C	(21,178)	(13,961)
Class I	(8,700,701)	(6,396,921)
Class R6	(1,668,636)	(1,604,353)
Total distributions to shareholders	$(12,294,580)	$(9,453,195)
Capital share transactions:
Class A	$(5,699,835)	$(12,749,960)
Class C	(467,650)	(836,642)
Class I	(73,801,954)	(70,932,013)
Class R6	(48,097,843)	6,645,464
Net decrease in net assets from capital share transactions	$(128,067,282)	$(77,873,151)
Net increase (decrease) in net assets	$(211,757,249)	$153,289,824
Net Assets
At beginning of period	$1,112,704,495	$959,414,671
At end of period	$900,947,246	$1,112,704,495
7
See Notes to Financial Statements.

Calvert
International Equity Fund
March 31, 2025
Financial Highlights

	Class A
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$24.79	$19.82	$17.07	$25.06	$20.35	$18.18
Income (Loss) From Operations
Net investment income(1)	$0.02	$0.28	$0.21	$0.25	$0.08	$0.06
Net realized and unrealized gain (loss)	(1.65)	4.87	3.01	(6.64)	4.67	2.30
Total income (loss) from operations	$(1.63)	$5.15	$3.22	$(6.39)	$4.75	$2.36
Less Distributions
From net investment income	$(0.26)	$(0.18)	$(0.18)	$(0.23)	$(0.04)	$(0.19)
From net realized gain	—	—	(0.29)	(1.37)	—	—
Total distributions	$(0.26)	$(0.18)	$(0.47)	$(1.60)	$(0.04)	$(0.19)
Net asset value — End of period	$22.90	$24.79	$19.82	$17.07	$25.06	$20.35
Total Return(2)	(6.55)%(3)	26.09%	18.94%	(27.28)%	23.38%	13.02%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$167,737	$187,575	$160,617	$140,998	$190,998	$138,810
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.21%(5)	1.20%	1.20%	1.22%	1.20%	1.27%
Net expenses	1.14%(5)(6)	1.14%(6)	1.14%(6)	1.14%(6)	1.14%	1.14%
Net investment income	0.15%(5)	1.25%	1.01%	1.15%	0.34%	0.33%
Portfolio Turnover	15%(3)	23%	35%	32%	38%	47%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2025 and the years ended September 30, 2024, 2023 and 2022).
8
See Notes to Financial Statements.

Calvert
International Equity Fund
March 31, 2025
Financial Highlights — continued

	Class C
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$20.65	$16.55	$14.31	$21.28	$17.37	$15.54
Income (Loss) From Operations
Net investment income (loss)(1)	$(0.06)	$0.09	$0.04	$0.06	$(0.09)	$(0.07)
Net realized and unrealized gain (loss)	(1.37)	4.06	2.54	(5.57)	4.00	1.96
Total income (loss) from operations	$(1.43)	$4.15	$2.58	$(5.51)	$3.91	$1.89
Less Distributions
From net investment income	$(0.10)	$(0.05)	$(0.05)	$(0.09)	$ —	$(0.06)
From net realized gain	—	—	(0.29)	(1.37)	—	—
Total distributions	$(0.10)	$(0.05)	$(0.34)	$(1.46)	$ —	$(0.06)
Net asset value — End of period	$19.12	$20.65	$16.55	$14.31	$21.28	$17.37
Total Return(2)	(6.89)%(3)	25.14%	18.05%	(27.85)%	22.51%	12.17%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,684	$4,473	$4,297	$4,304	$7,485	$6,157
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.96%(5)	1.95%	1.96%	1.96%	1.95%	2.02%
Net expenses	1.89%(5)(6)	1.89%(6)	1.89%(6)	1.89%(6)	1.89%	1.89%
Net investment income (loss)	(0.61)%(5)	0.49%	0.25%	0.32%	(0.42)%	(0.43)%
Portfolio Turnover	15%(3)	23%	35%	32%	38%	47%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2025 and the years ended September 30, 2024, 2023 and 2022).
9
See Notes to Financial Statements.

Calvert
International Equity Fund
March 31, 2025
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$26.73	$21.35	$18.35	$26.83	$21.77	$19.43
Income (Loss) From Operations
Net investment income(1)	$0.05	$0.35	$0.29	$0.31	$0.16	$0.13
Net realized and unrealized gain (loss)	(1.78)	5.26	3.23	(7.13)	5.00	2.45
Total income (loss) from operations	$(1.73)	$5.61	$3.52	$(6.82)	$5.16	$2.58
Less Distributions
From net investment income	$(0.32)	$(0.23)	$(0.23)	$(0.29)	$(0.10)	$(0.24)
From net realized gain	—	—	(0.29)	(1.37)	—	—
Total distributions	$(0.32)	$(0.23)	$(0.52)	$(1.66)	$(0.10)	$(0.24)
Net asset value — End of period	$24.68	$26.73	$21.35	$18.35	$26.83	$21.77
Total Return(2)	(6.45)%(3)	26.41%	19.27%	(27.14)%	23.75%	13.31%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$611,155	$740,642	$656,696	$416,978	$524,521	$279,039
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.96%(5)	0.95%	0.95%	0.96%	0.95%	1.02%
Net expenses	0.89%(5)(6)	0.89%(6)	0.89%(6)	0.89%(6)	0.89%	0.89%
Net investment income	0.39%(5)	1.47%	1.32%	1.32%	0.63%	0.61%
Portfolio Turnover	15%(3)	23%	35%	32%	38%	47%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2025 and the years ended September 30, 2024, 2023 and 2022).
10
See Notes to Financial Statements.

Calvert
International Equity Fund
March 31, 2025
Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$26.67	$21.31	$18.33	$26.80	$21.76	$19.44
Income (Loss) From Operations
Net investment income(1)	$0.05	$0.37	$0.29	$0.32	$0.16	$0.13
Net realized and unrealized gain (loss)	(1.77)	5.24	3.23	(7.11)	5.00	2.46
Total income (loss) from operations	$(1.72)	$5.61	$3.52	$(6.79)	$5.16	$2.59
Less Distributions
From net investment income	$(0.33)	$(0.25)	$(0.25)	$(0.31)	$(0.12)	$(0.27)
From net realized gain	—	—	(0.29)	(1.37)	—	—
Total distributions	$(0.33)	$(0.25)	$(0.54)	$(1.68)	$(0.12)	$(0.27)
Net asset value — End of period	$24.62	$26.67	$21.31	$18.33	$26.80	$21.76
Total Return(2)	(6.41)%(3)	26.46%	19.27%	(27.08)%	23.79%	13.34%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$118,371	$180,014	$137,804	$127,303	$160,163	$122,150
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.88%(5)	0.91%	0.92%	0.92%	0.91%	0.98%
Net expenses	0.85%(5)(6)	0.85%(6)	0.85%(6)	0.85%(6)	0.85%	0.85%
Net investment income	0.40%(5)	1.54%	1.29%	1.38%	0.63%	0.64%
Portfolio Turnover	15%(3)	23%	35%	32%	38%	47%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2025 and the years ended September 30, 2024, 2023 and 2022).
11
See Notes to Financial Statements.

Calvert
International Equity Fund
March 31, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert International Equity Fund (the Fund) is a diversified series of Calvert World Values Fund, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to provide a high total return consistent with reasonable risk by investing primarily in a diversified portfolio of stocks. The Fund invests primarily in equity securities of foreign companies.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 1.00% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1.00% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.
Venture Capital Securities. Venture capital securities for which market quotations are not readily available are generally categorized as Level 3 in the hierarchy. Venture capital equity securities are generally valued using the most appropriate and applicable method to measure fair value in light of each company’s situation. Methods may include market, income, options-pricing or cost approaches with discounts as appropriate based on assumptions of liquidation or exit risk. Examples of the market approach are subsequent rounds of financing, comparable transactions, and revenue times an industry multiple. An example of the income approach is the discounted cash flow model. Examples of the cost approach are replacement cost, salvage value, or net asset value. The options-pricing method treats common stock and preferred stock as call options on the enterprise value with strike price based on the preferred stock liquidation preference. Venture capital limited partnership interests are valued at the fair value reported by the general partner of the partnership, adjusted as necessary to reflect subsequent capital calls and distributions and any other available information. In some cases, adjustments may be made to account for daily pricing of material public holdings within the partnership.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
12

Calvert
International Equity Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of March 31, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks:
Australia	$ —	$26,188,154	$ —	$26,188,154
Belgium	—	28,185,226	—	28,185,226
Denmark	—	38,836,651	—	38,836,651
France	—	97,950,232	—	97,950,232
Germany	—	43,329,458	—	43,329,458
Hong Kong	—	26,140,183	—	26,140,183
India	—	24,486,480	—	24,486,480
Italy	—	13,677,665	—	13,677,665
Japan	—	79,973,282	—	79,973,282
Netherlands	—	62,933,053	—	62,933,053
Singapore	—	25,341,074	—	25,341,074
Spain	—	92,528,484	—	92,528,484
Sweden	—	15,065,507	—	15,065,507
Switzerland	—	110,359,067	—	110,359,067
Taiwan	5,059,846	—	—	5,059,846
United Kingdom	—	206,085,632	—	206,085,632
Total Common Stocks	$5,059,846	$891,080,148(2)	$ —	$896,139,994
Preferred Stocks - Venture Capital	$ —	$ —	$0	$0
Venture Capital Limited Partnership Interests	—	—	240,926	240,926
Short-Term Investments	3,278,081	—	—	3,278,081
Total Investments	$8,337,927	$891,080,148	$240,926	$899,659,001

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended March 31, 2025 is not presented.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries (the "EU reclaims"). These filings
13

Calvert
International Equity Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, the EU reclaims are recorded as income only when the likelihood of their receipt becomes certain. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
F  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
G  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
H  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
J  Segment Reporting— During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President acts as the Fund’s Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund’s single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
K  Interim Financial Statements— The interim financial statements relating to March 31, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
14

Calvert
International Equity Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to and including $250 million	0.680%
Over $250 million up to and including $500 million	0.665%
Over $500 million	0.650%
For the six months ended March 31, 2025, the investment advisory fee amounted to $3,256,052 or 0.66% (annualized) of the Fund’s average daily net assets.
Pursuant to an investment sub-advisory agreement, CRM has delegated the investment management of the Fund to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of CRM and an indirect, wholly-owned subsidiary of Morgan Stanley. CRM pays EVAIL a portion of its investment advisory fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2025, the investment advisory fee paid was reduced by $2,601 relating to the Fund’s investment in the Liquidity Fund.
CRM and EVAIL have agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.14%, 1.89%, 0.89% and 0.85% for Class A, Class C, Class I and Class R6, respectively, of such class’s average daily net assets. The expense reimbursement agreement may be changed or terminated after February 1, 2026. For the six months ended March 31, 2025, CRM and EVAIL waived and/or reimbursed expenses in total of $298,104.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2025, CRM was paid administrative fees of $590,761.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2025 amounted to $215,732 and $19,730 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $6,728 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2025. The Fund was also informed that EVD received $21,765 and less than $100 of contingent deferred sales charges paid by Class A and Class C shareholders, respectively, for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2025, sub-transfer agency fees and expenses incurred to EVM amounted to $30,046 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $55,000 ($40,000 prior to January 1, 2025) annual fee, Committee chairs receive an additional $20,000 ($15,000 prior to January 1, 2025) annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected
15

Calvert
International Equity Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended March 31, 2025, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $146,645,759 and $287,535,801, respectively.
4  Distributions to Shareholders and Income Tax Information
At September 30, 2024, the Fund, for federal income tax purposes, had deferred capital losses of $4,744,829 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2024, $4,744,829 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$754,720,030
Gross unrealized appreciation	$183,723,448
Gross unrealized depreciation	(38,784,477)
Net unrealized appreciation	$144,938,971
5  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
The Fund did not have any securities on loan at March 31, 2025.
6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at March 31, 2025. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2025.
16

Calvert
International Equity Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

7  Affiliated Investments
An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At March 31, 2025, the value of the Fund's investment in affiliated companies and in funds that may be deemed to be affiliated was $3,387,803, which represents 0.4% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended March 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Venture Capital Limited Partnership Interests
gNet Defta Development Holding LLC(1)	$ 117,627	$ —	$ —	$ —	$(7,905)	$ 109,722	$ —	—
Short-Term Investments
Liquidity Fund	18,415,052	93,917,734	(109,054,705)	—	—	3,278,081	83,295	3,278,081
Total				$ —	$(7,905)	$3,387,803	$83,295

(1)	Restricted security.
8  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 75,000,000 common shares, $0.01 par value, for each Class.
Transactions in capital shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A
Shares sold	356,185	$8,252,085	1,014,993	$21,715,684
Reinvestment of distributions	77,809	1,730,480	59,642	1,306,148
Shares redeemed	(675,529)	(15,682,400)	(1,613,155)	(35,771,792)
Net decrease	(241,535)	$(5,699,835)	(538,520)	$(12,749,960)
Class C
Shares sold	8,822	$171,568	23,827	$413,729
Reinvestment of distributions	1,137	21,157	757	13,896
Shares redeemed	(33,875)	(660,375)	(67,663)	(1,264,267)
Net decrease	(23,916)	$(467,650)	(43,079)	$(836,642)
Class I
Shares sold	2,756,347	$69,441,394	8,784,910	$209,257,343
Reinvestment of distributions	348,543	8,347,609	260,912	6,149,693
Shares redeemed	(6,052,063)	(151,590,957)	(12,099,563)	(286,339,049)
Net decrease	(2,947,173)	$(73,801,954)	(3,053,741)	$(70,932,013)
Class R6
Shares sold	635,488	$16,138,294	1,518,027	$36,249,865
Reinvestment of distributions	61,145	1,460,742	63,130	1,483,558
Shares redeemed	(2,638,251)	(65,696,879)	(1,298,722)	(31,087,959)
Net increase (decrease)	(1,941,618)	$(48,097,843)	282,435	$6,645,464
17

Calvert
International Equity Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
10  Capital Commitments
In connection with certain venture capital and/or limited partnership investments, the Fund is committed to future capital calls, which will increase the Fund’s investment in these securities. The aggregate amount of the future capital commitments totaled $17,500 at March 31, 2025. The Fund had sufficient cash and/or securities to cover these commitments.
The Fund's unfunded capital commitments by investment at March 31, 2025 were as follows:
Name of Investment	Unfunded Commitment
SEAF India International Growth Fund LP	$17,500
Total	$17,500
18

CWVGX-NCSR 3.31.25

Calvert
International Opportunities Fund
Semi-Annual Financial Statements and
Additional Information
March 31, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information March 31, 2025
Calvert
International Opportunities Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Calvert
International Opportunities Fund
March 31, 2025
Schedule of Investments (Unaudited)

Common Stocks — 99.1%

Security	Shares	Value
Australia — 7.8%
BlueScope Steel Ltd.	128,551	$ 1,721,805
CAR Group Ltd.	212,220	4,229,670
Data#3 Ltd.	624,347	2,845,986
Dexus	915,835	4,072,625
Dicker Data Ltd.(1)	704,202	3,701,354
EBOS Group Ltd.	180,119	3,904,961
Steadfast Group Ltd.	1,273,818	4,631,874
		$ 25,108,275
Austria — 1.7%
BAWAG Group AG(2)	53,753	$5,545,372
		$5,545,372
Belgium — 2.6%
Azelis Group NV	236,020	$4,147,209
KBC Group NV	28,900	2,634,048
VGP NV	20,361	1,769,636
		$8,550,893
Canada — 5.3%
Agnico Eagle Mines Ltd.	33,919	$3,674,863
ATS Corp.(1)(3)	120,945	3,014,695
Descartes Systems Group, Inc.(3)	30,978	3,118,573
Lumine Group, Inc.(3)(4)	83,170	2,340,700
TMX Group Ltd.	138,191	5,045,381
		$17,194,212
France — 1.3%
IPSOS SA	96,257	$4,363,154
		$4,363,154
Germany — 3.0%
Jenoptik AG	174,301	$3,638,594
LEG Immobilien SE	26,594	1,879,813
Sartorius AG, PFC Shares	5,735	1,336,944
Schott Pharma AG & Co. KGaA	113,961	2,909,143
		$9,764,494
Ireland — 0.9%
Kerry Group PLC, Class A	28,161	$2,948,871
		$2,948,871
Italy — 7.5%
Amplifon SpA	136,305	$2,767,134
BFF Bank SpA(2)	412,549	3,414,700
DiaSorin SpA	16,394	1,628,115
FinecoBank Banca Fineco SpA	258,763	5,125,209
Interpump Group SpA(1)	73,046	2,608,892
Moncler SpA	76,848	4,733,610
Security	Shares	Value
Italy (continued)
Reply SpA	23,964	$ 3,925,380
		$ 24,203,040
Japan — 29.0%
As One Corp.	276,917	$ 4,298,647
Asahi Intecc Co. Ltd.	244,257	3,945,636
Azbil Corp.	498,662	3,873,798
BayCurrent, Inc.	113,346	4,911,744
Chiba Bank Ltd.	670,127	6,343,181
Cosmos Pharmaceutical Corp.(1)	94,112	4,713,481
Daiseki Co. Ltd.	201,852	5,058,935
Fukuoka Financial Group, Inc.	203,690	5,420,480
Goldwin, Inc.	82,806	4,572,228
Hoshino Resorts REIT, Inc.	2,349	3,178,265
Hoshizaki Corp.	132,295	5,120,956
JMDC, Inc.	81,865	1,517,782
Kotobuki Spirits Co. Ltd.	256,984	4,182,695
LaSalle Logiport REIT	4,666	4,335,021
Mani, Inc.	170,140	1,491,440
Miura Co. Ltd.	186,863	3,718,053
NOF Corp.	236,465	3,213,613
Riken Keiki Co. Ltd.	216,139	3,729,487
Sanwa Holdings Corp.	156,755	5,030,174
SUMCO Corp.(1)	359,117	2,433,477
T Hasegawa Co. Ltd.	146,518	2,765,701
Tosei Corp.	319,174	5,135,657
USS Co. Ltd.	501,555	4,661,989
		$93,652,440
Luxembourg — 0.3%
APERAM SA	25,732	$838,425
		$838,425
Netherlands — 5.8%
BE Semiconductor Industries NV	19,601	$2,048,430
Euronext NV(2)	47,354	6,872,581
IMCD NV	33,198	4,418,038
NN Group NV	52,699	2,932,474
Topicus.com, Inc.(3)	24,331	2,387,196
		$18,658,719
Norway — 1.3%
Norsk Hydro ASA	115,139	$665,617
SmartCraft ASA(3)	1,359,003	3,443,563
		$4,109,180
Singapore — 1.2%
Daiwa House Logistics Trust(1)	8,874,981	$3,790,595
		$3,790,595

1
See Notes to Financial Statements.

Calvert
International Opportunities Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Spain — 0.7%
Inmobiliaria Colonial Socimi SA	412,791	$ 2,433,633
		$ 2,433,633
Sweden — 4.3%
AddTech AB, Class B	103,077	$ 3,018,872
Boliden AB	35,559	1,166,785
Indutrade AB	124,021	3,436,855
Lagercrantz Group AB, Class B	87,811	1,811,072
Sdiptech AB, Class B(1)(3)	155,753	2,859,445
Thule Group AB(2)	57,029	1,641,140
		$13,934,169
Switzerland — 2.4%
Galenica AG(2)	31,641	$2,847,141
Straumann Holding AG	14,889	1,802,521
VZ Holding AG	15,786	3,015,941
		$7,665,603
United Kingdom — 24.0%
Allfunds Group PLC	431,381	$2,482,886
Ashtead Group PLC	29,979	1,620,867
Babcock International Group PLC	193,338	1,819,427
Cerillion PLC	69,179	1,378,319
Compass Group PLC	95,871	3,171,055
Cranswick PLC	60,273	3,831,598
Diploma PLC	105,528	5,282,652
DiscoverIE Group PLC(1)	653,222	4,612,594
Games Workshop Group PLC	24,616	4,472,765
Greggs PLC	133,522	3,014,041
Halma PLC	140,092	4,700,305
Hilton Food Group PLC	354,064	3,790,227
Howden Joinery Group PLC	357,690	3,345,215
InterContinental Hotels Group PLC	29,084	3,131,479
Intermediate Capital Group PLC	101,374	2,581,921
JTC PLC(2)	429,212	5,062,981
Judges Scientific PLC(1)	37,471	3,850,859
Premier Foods PLC	1,068,808	2,531,971
Savills PLC	139,056	1,716,389
Supermarket Income Reit PLC(1)	5,911,744	5,864,451
Volution Group PLC	584,874	4,088,945
Wise PLC, Class A(3)	298,501	3,664,067
Zegona Communications PLC(3)	186,053	1,593,793
		$77,608,807
Total Common Stocks (identified cost $285,796,526)		$320,369,882

Short-Term Investments — 1.3%

Affiliated Fund — 0.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.27%(5)	2,645,301	$ 2,645,301
Total Affiliated Fund (identified cost $2,645,301)		$ 2,645,301
Securities Lending Collateral — 0.5%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.36%(6)	1,669,760	$ 1,669,760
Total Securities Lending Collateral (identified cost $1,669,760)		$ 1,669,760
Total Short-Term Investments (identified cost $4,315,061)		$ 4,315,061

Total Investments — 100.4% (identified cost $290,111,587)	$324,684,943
Other Assets, Less Liabilities — (0.4)%	$ (1,232,797)
Net Assets — 100.0%	$323,452,146

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at March 31, 2025. The aggregate market value of securities on loan at March 31, 2025 was $13,579,564.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2025, the aggregate value of these securities is $25,383,915 or 7.8% of the Fund's net assets.
(3)	Non-income producing security.
(4)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At March 31, 2025, the aggregate value of these securities is $2,340,700 or 0.7% of the Fund's net assets.
(5)	May be deemed to be an affiliated investment company (see Note 7). The rate shown is the annualized seven-day yield as of March 31, 2025.
(6)	Represents investment of cash collateral received in connection with securities lending.

2
See Notes to Financial Statements.

Calvert
International Opportunities Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

At March 31, 2025, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Industrials	22.3%
Financials	20.0
Information Technology	14.0
Real Estate	10.6
Consumer Discretionary	9.1
Health Care	8.8
Consumer Staples	6.8
Materials	4.3
Communication Services	3.2
Total	99.1%

Abbreviations:
PFC Shares	– Preference Shares
3
See Notes to Financial Statements.

Calvert
International Opportunities Fund
March 31, 2025
Statement of Assets and Liabilities (Unaudited)

March 31, 2025
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $287,466,286) - including $13,579,564 of securities on loan	$322,039,642
Investments in securities of affiliated issuers, at value (identified cost $2,645,301)	2,645,301
Cash	12
Cash denominated in foreign currency, at value (cost $51,008)	51,106
Receivable for capital shares sold	262,285
Dividends receivable	910,920
Dividends receivable - affiliated	11,800
Securities lending income receivable	4,322
Tax reclaims receivable	237,714
Directors' deferred compensation plan	175,619
Total assets	$326,338,721
Liabilities
Payable for capital shares redeemed	$679,961
Deposits for securities loaned	1,669,760
Payable to affiliates:
Investment advisory fee	214,297
Administrative fee	34,360
Distribution and service fees	15,804
Sub-transfer agency fee	5,761
Directors' deferred compensation plan	175,619
Accrued expenses	91,013
Total liabilities	$2,886,575
Net Assets	$323,452,146
Sources of Net Assets
Paid-in capital	$332,532,840
Accumulated loss	(9,080,694)
Net Assets	$323,452,146
Class A Shares
Net Assets	$60,263,599
Shares Outstanding	3,566,439
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$16.90
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$17.84
Class C Shares
Net Assets	$3,099,393
Shares Outstanding	189,579
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$16.35
Class I Shares
Net Assets	$188,067,762
Shares Outstanding	11,417,061
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$16.47
4
See Notes to Financial Statements.

Calvert
International Opportunities Fund
March 31, 2025
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2025
Class R6 Shares
Net Assets	$72,021,392
Shares Outstanding	4,376,973
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$16.45

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
5
See Notes to Financial Statements.

Calvert
International Opportunities Fund
March 31, 2025
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $189,202)	$2,458,883
Dividend income - affiliated issuers	107,347
Interest income	67
Securities lending income, net	32,176
Total investment income	$2,598,473
Expenses
Investment advisory fee	$1,289,031
Administrative fee	206,245
Distribution and service fees:
Class A	78,001
Class C	16,425
Directors' fees and expenses	9,390
Custodian fees	26,964
Transfer agency fees and expenses	144,578
Accounting fees	40,238
Professional fees	25,602
Registration fees	32,678
Reports to shareholders	25,360
Miscellaneous	6,307
Total expenses	$1,900,819
Waiver and/or reimbursement of expenses by affiliates	$(3,561)
Net expenses	$1,897,258
Net investment income	$701,215
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$7,016,763
Foreign currency transactions	(34,737)
Net realized gain	$6,982,026
Change in unrealized appreciation (depreciation):
Investment securities	$(37,416,825)
Foreign currency	(21,016)
Net change in unrealized appreciation (depreciation)	$(37,437,841)
Net realized and unrealized loss	$(30,455,815)
Net decrease in net assets from operations	$(29,754,600)
6
See Notes to Financial Statements.

Calvert
International Opportunities Fund
March 31, 2025
Statements of Changes in Net Assets

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$701,215	$4,394,016
Net realized gain (loss)	6,982,026	(5,886,051)
Net change in unrealized appreciation (depreciation)	(37,437,841)	82,446,850
Net increase (decrease) in net assets from operations	$(29,754,600)	$80,954,815
Distributions to shareholders:
Class A	$(1,699,473)	$(989,981)
Class C	(67,504)	(29,909)
Class I	(6,081,526)	(4,265,114)
Class R6	(2,344,304)	(1,529,814)
Total distributions to shareholders	$(10,192,807)	$(6,814,818)
Capital share transactions:
Class A	$(1,825,290)	$(5,475,719)
Class C	(196,910)	(541,574)
Class I	(8,621,945)	(45,000,987)
Class R6	(7,057,562)	(12,548,624)
Net decrease in net assets from capital share transactions	$(17,701,707)	$(63,566,904)
Net increase (decrease) in net assets	$(57,649,114)	$10,573,093
Net Assets
At beginning of period	$381,101,260	$370,528,167
At end of period	$323,452,146	$381,101,260
7
See Notes to Financial Statements.

Calvert
International Opportunities Fund
March 31, 2025
Financial Highlights

	Class A
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$18.91	$15.51	$13.56	$22.54	$18.01	$16.18
Income (Loss) From Operations
Net investment income(1)	$0.02	$0.17	$0.20	$0.21	$0.08	$0.07
Net realized and unrealized gain (loss)	(1.55)	3.49	1.80	(7.63)	4.56	1.95
Total income (loss) from operations	$(1.53)	$3.66	$2.00	$(7.42)	$4.64	$2.02
Less Distributions
From net investment income	$(0.48)	$(0.26)	$(0.05)	$(0.27)	$(0.11)	$(0.19)
From net realized gain	—	—	—	(1.29)	—	—
Total distributions	$(0.48)	$(0.26)	$(0.05)	$(1.56)	$(0.11)	$(0.19)
Net asset value — End of period	$16.90	$18.91	$15.51	$13.56	$22.54	$18.01
Total Return(2)	(8.04)%(3)	23.72%	14.76%	(35.33)%	25.83%	12.57%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$60,264	$69,301	$61,860	$60,335	$92,236	$68,940
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.32%(5)	1.33%	1.31%	1.32%	1.30%	1.32%
Net expenses	1.32%(5)(6)	1.33%(6)	1.31%(6)	1.32%(6)	1.30%	1.32%
Net investment income	0.20%(5)	1.00%	1.24%	1.14%	0.36%	0.42%
Portfolio Turnover	14%(3)	31%	33%	48%	54%	62%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2025 and the years ended September 30, 2024, 2023 and 2022).
8
See Notes to Financial Statements.

Calvert
International Opportunities Fund
March 31, 2025
Financial Highlights — continued

	Class C
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$18.23	$14.96	$13.13	$21.87	$17.51	$15.74
Income (Loss) From Operations
Net investment income (loss)(1)	$(0.05)	$0.04	$0.08	$0.07	$(0.08)	$(0.06)
Net realized and unrealized gain (loss)	(1.48)	3.36	1.75	(7.42)	4.44	1.90
Total income (loss) from operations	$(1.53)	$3.40	$1.83	$(7.35)	$4.36	$1.84
Less Distributions
From net investment income	$(0.35)	$(0.13)	$ —	$(0.10)	$ —	$(0.07)
From net realized gain	—	—	—	(1.29)	—	—
Total distributions	$(0.35)	$(0.13)	$ —	$(1.39)	$ —	$(0.07)
Net asset value — End of period	$16.35	$18.23	$14.96	$13.13	$21.87	$17.51
Total Return(2)	(8.38)%(3)	22.81%	13.94%	(35.84)%	24.90%	11.68%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,099	$3,670	$3,507	$3,583	$6,260	$5,527
Ratios (as a percentage of average daily net assets):(4)
Total expenses	2.07%(5)	2.08%	2.06%	2.07%	2.05%	2.08%
Net expenses	2.07%(5)(6)	2.08%(6)	2.06%(6)	2.07%(6)	2.05%	2.08%
Net investment income (loss)	(0.56)%(5)	0.24%	0.48%	0.37%	(0.40)%	(0.37)%
Portfolio Turnover	14%(3)	31%	33%	48%	54%	62%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2025 and the years ended September 30, 2024, 2023 and 2022).
9
See Notes to Financial Statements.

Calvert
International Opportunities Fund
March 31, 2025
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$18.48	$15.16	$13.26	$22.08	$17.64	$15.86
Income (Loss) From Operations
Net investment income(1)	$0.04	$0.20	$0.24	$0.25	$0.13	$0.11
Net realized and unrealized gain (loss)	(1.52)	3.42	1.75	(7.46)	4.47	1.90
Total income (loss) from operations	$(1.48)	$3.62	$1.99	$(7.21)	$4.60	$2.01
Less Distributions
From net investment income	$(0.53)	$(0.30)	$(0.09)	$(0.32)	$(0.16)	$(0.23)
From net realized gain	—	—	—	(1.29)	—	—
Total distributions	$(0.53)	$(0.30)	$(0.09)	$(1.61)	$(0.16)	$(0.23)
Net asset value — End of period	$16.47	$18.48	$15.16	$13.26	$22.08	$17.64
Total Return(2)	(7.97)%(3)	24.08%	15.03%	(35.18)%	26.17%	12.77%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$188,068	$220,030	$221,591	$189,082	$348,044	$254,350
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.07%(5)	1.08%	1.06%	1.06%	1.05%	1.07%
Net expenses	1.07%(5)(6)	1.08%(6)	1.06%(6)	1.06%(6)	1.05%	1.07%
Net investment income	0.44%(5)	1.20%	1.54%	1.37%	0.62%	0.67%
Portfolio Turnover	14%(3)	31%	33%	48%	54%	62%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2025 and the years ended September 30, 2024, 2023 and 2022).
10
See Notes to Financial Statements.

Calvert
International Opportunities Fund
March 31, 2025
Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$18.47	$15.15	$13.26	$22.07	$17.64	$15.86
Income (Loss) From Operations
Net investment income(1)	$0.04	$0.22	$0.24	$0.27	$0.14	$0.12
Net realized and unrealized gain (loss)	(1.52)	3.41	1.77	(7.45)	4.46	1.91
Total income (loss) from operations	$(1.48)	$3.63	$2.01	$(7.18)	$4.60	$2.03
Less Distributions
From net investment income	$(0.54)	$(0.31)	$(0.12)	$(0.34)	$(0.17)	$(0.25)
From net realized gain	—	—	—	(1.29)	—	—
Total distributions	$(0.54)	$(0.31)	$(0.12)	$(1.63)	$(0.17)	$(0.25)
Net asset value — End of period	$16.45	$18.47	$15.15	$13.26	$22.07	$17.64
Total Return(2)	(7.95)%(3)	24.17%	15.15%	(35.11)%	26.21%	12.87%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$72,021	$88,100	$83,569	$86,404	$68,492	$48,475
Ratios (as a percentage of average daily net assets):(4)
Total expenses	0.98%(5)	1.00%	0.99%	0.99%	0.97%	1.00%
Net expenses	0.98%(5)(6)	1.00%(6)	0.99%(6)	0.99%(6)	0.97%	1.00%
Net investment income	0.52%(5)	1.31%	1.53%	1.56%	0.69%	0.74%
Portfolio Turnover	14%(3)	31%	33%	48%	54%	62%

(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2025 and the years ended September 30, 2024, 2023 and 2022).
11
See Notes to Financial Statements.

Calvert
International Opportunities Fund
March 31, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert International Opportunities Fund (the Fund) is a diversified series of Calvert World Values Fund, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek long-term capital appreciation. The Fund invests primarily in common and preferred stocks of non-U.S. small-cap to mid-cap companies.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 1.00% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1.00% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
12

Calvert
International Opportunities Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of March 31, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$ —	$25,108,275	$ —	$25,108,275
Austria	—	5,545,372	—	5,545,372
Belgium	—	8,550,893	—	8,550,893
Canada	17,194,212	—	—	17,194,212
France	—	4,363,154	—	4,363,154
Germany	—	9,764,494	—	9,764,494
Ireland	—	2,948,871	—	2,948,871
Italy	—	24,203,040	—	24,203,040
Japan	—	93,652,440	—	93,652,440
Luxembourg	—	838,425	—	838,425
Netherlands	2,387,196	16,271,523	—	18,658,719
Norway	—	4,109,180	—	4,109,180
Singapore	—	3,790,595	—	3,790,595
Spain	—	2,433,633	—	2,433,633
Sweden	—	13,934,169	—	13,934,169
Switzerland	—	7,665,603	—	7,665,603
United Kingdom	—	77,608,807	—	77,608,807
Total Common Stocks	$19,581,408	$300,788,474(1)	$ —	$320,369,882
Short-Term Investments:
Affiliated Fund	$2,645,301	$ —	$ —	$2,645,301
Securities Lending Collateral	1,669,760	—	—	1,669,760
Total Investments	$23,896,469	$300,788,474	$ —	$324,684,943

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
13

Calvert
International Opportunities Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

E  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
F  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
G  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
I  Segment Reporting— During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President acts as the Fund’s Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund’s single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
J  Interim Financial Statements— The interim financial statements relating to March 31, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.75% of the Fund’s average daily net assets and is payable monthly. For the six months ended March 31, 2025, the investment advisory fee amounted to $1,289,031.
Pursuant to an investment sub-advisory agreement, CRM has delegated a portion of the investment management of the Fund to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of CRM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVAIL uses the portfolio management, research and other resources of its affiliate, MSIM Fund Management (Ireland) Limited (MSIM FMIL), in rendering investment advisory services to the Fund. MSIM FMIL has entered into a Memorandum of Understanding with EVAIL pursuant to which MSIM FMIL is considered a participating affiliate of the sub-adviser as that term is used in relief granted by the staff of the U.S. Securities and Exchange Commission allowing U.S. registered investment advisers to use portfolio management or research resources of unregistered advisory affiliates subject to the supervision of a U.S. registered adviser. CRM pays EVAIL a portion of its investment advisory fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2025, the investment advisory fee paid was reduced by $3,561 relating to the Fund’s investment in the Liquidity Fund.
CRM and EVAIL have agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.34%, 2.09%, 1.09% and 1.05% for Class A, Class C, Class I and Class R6, respectively, of such class’s average daily net assets. The expense reimbursement agreement may be changed or terminated after February 1, 2026. For the six months ended March 31, 2025, no expenses were waived and/or reimbursed by CRM and EVAIL.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2025, CRM was paid administrative fees of $206,245.
14

Calvert
International Opportunities Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2025 amounted to $78,001 and $16,425 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $1,826 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2025. The Fund was also informed that EVD received less than $100 of contingent deferred sales charges paid by each of Class A and Class C shareholders for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2025, sub-transfer agency fees and expenses incurred to EVM amounted to $11,120 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $55,000 ($40,000 prior to January 1, 2025) annual fee, Committee chairs receive an additional $20,000 ($15,000 prior to January 1, 2025) annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended March 31, 2025, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $49,145,691 and $73,719,700, respectively.
4  Distributions to Shareholders and Income Tax Information
At September 30, 2024, the Fund, for federal income tax purposes, had deferred capital losses of $40,703,269 which would reduce the Fund's taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund's next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2024, $24,071,660 are short-term and $16,631,609 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$300,739,920
Gross unrealized appreciation	$55,206,822
Gross unrealized depreciation	(31,261,799)
Net unrealized appreciation	$23,945,023
15

Calvert
International Opportunities Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

5  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2025, the total value of securities on loan was $13,579,564 and the total value of collateral received was $14,587,668, comprised of cash of $1,669,760 and U.S. government and/or agencies securities of $12,917,908.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2025.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$1,669,760	$ —	$ —	$ —	$1,669,760
The carrying amount of the liability for deposits for securities loaned at March 31, 2025 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2025.
6  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at March 31, 2025. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2025.
7  Affiliated Investments
At March 31, 2025, the value of the Fund’s investment in funds that may be deemed to be affiliated was $2,645,301, which represents 0.8% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended March 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$1,838,250	$56,379,853	$(55,572,802)	$ —	$ —	$2,645,301	$107,347	2,645,301
16

Calvert
International Opportunities Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

8  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 75,000,000 common shares, $0.01 par value, for each Class.
Transactions in capital shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A
Shares sold	193,164	$3,326,524	474,733	$8,003,858
Reinvestment of distributions	99,748	1,653,832	55,457	957,737
Shares redeemed	(391,003)	(6,805,646)	(855,076)	(14,437,314)
Net decrease	(98,091)	$(1,825,290)	(324,886)	$(5,475,719)
Class C
Shares sold	3,068	$51,084	10,175	$166,734
Reinvestment of distributions	3,476	55,894	1,504	25,195
Shares redeemed	(18,252)	(303,888)	(44,864)	(733,503)
Net decrease	(11,708)	$(196,910)	(33,185)	$(541,574)
Class I
Shares sold	1,653,431	$27,553,136	3,289,630	$54,114,118
Reinvestment of distributions	314,161	5,073,696	218,017	3,671,411
Shares redeemed	(2,458,296)	(41,248,777)	(6,217,329)	(102,786,516)
Net decrease	(490,704)	$(8,621,945)	(2,709,682)	$(45,000,987)
Class R6
Shares sold	234,938	$3,993,369	348,669	$5,734,863
Reinvestment of distributions	145,338	2,344,304	90,952	1,529,814
Shares redeemed	(774,300)	(13,395,235)	(1,186,151)	(19,813,301)
Net decrease	(394,024)	$(7,057,562)	(746,530)	$(12,548,624)
9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
17

This Page Intentionally Left Blank

CIOAX-NCSR 3.31.25

Calvert
Emerging Markets Advancement Fund
Semi-Annual Financial Statements and
Additional Information
March 31, 2025

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the prospectus and/or statement of additional information, which can be obtained by calling 1-800-368-2745 or from a financial intermediary. Prospective investors should read the prospectus carefully before investing.

Semi-Annual Financial Statements and Additional Information March 31, 2025
Calvert
Emerging Markets Advancement Fund
Items 8, 9 and 11 of Form N-CSR are Not Applicable. For Item 10 of Form N-CSR, see Item 7.

Calvert
Emerging Markets Advancement Fund
March 31, 2025
Schedule of Investments (Unaudited)

Common Stocks — 93.0%

Security	Shares	Value
Argentina — 2.0%
Despegar.com Corp.(1)(2)	35,600	$ 668,924
Grupo Supervielle SA(1)(2)	66,602	869,822
Telecom Argentina SA(1)(2)	47,292	481,906
		$ 2,020,652
Brazil — 0.5%
Adecoagro SA(2)	45,100	$ 503,767
		$ 503,767
China — 13.3%
AAC Technologies Holdings, Inc.	14,500	$88,467
Akeso, Inc.(1)(3)	13,000	128,098
Alibaba Group Holding Ltd. ADR	15,639	2,067,945
Alibaba Health Information Technology Ltd.(1)(2)	134,000	81,531
BeiGene Ltd.(1)	15,000	317,266
BYD Co. Ltd., Class H	11,000	557,002
BYD Electronic International Co. Ltd.	14,000	72,995
China Mengniu Dairy Co. Ltd.	66,000	163,015
China Merchants Bank Co. Ltd., Class H	53,000	314,235
China Minsheng Banking Corp. Ltd., Class H	181,500	81,841
China Overseas Land & Investment Ltd.	84,500	151,251
China Resources Land Ltd.	55,000	182,447
China State Construction International Holdings Ltd.	46,000	59,542
CSPC Pharmaceutical Group Ltd.	160,000	101,689
ENN Energy Holdings Ltd.	19,000	157,040
Full Truck Alliance Co. Ltd. ADR	14,233	181,755
Fuyao Glass Industry Group Co. Ltd., Class H(3)	11,600	82,988
Geely Automobile Holdings Ltd.	99,000	212,514
Great Wall Motor Co. Ltd., Class H	44,000	77,164
Guangdong Investment Ltd.	74,000	54,481
Guangdong Land Holdings Ltd.(1)	2,194,562	73,656
H World Group Ltd. ADR	4,291	158,810
Haidilao International Holding Ltd.(2)(3)	34,000	76,682
Hansoh Pharmaceutical Group Co. Ltd.(3)	24,000	75,536
Innovent Biologics, Inc.(1)(3)	27,500	165,464
JD Health International, Inc.(1)(3)	20,100	85,829
JD Logistics, Inc.(1)(3)	36,200	58,499
JD.com, Inc. ADR	15,348	631,110
Kingsoft Corp. Ltd.	18,800	91,558
Li Auto, Inc. ADR(1)(2)	8,519	214,679
Longfor Group Holdings Ltd.(2)(3)	46,500	58,835
Meituan, Class B(1)(3)	50,600	1,018,197
NetEase, Inc. ADR	3,989	410,548
NIO, Inc. ADR(1)	23,658	90,137
Nongfu Spring Co. Ltd., Class H(2)(3)	36,800	159,642
Pop Mart International Group Ltd.(3)	14,200	286,992
Postal Savings Bank of China Co. Ltd., Class H(3)	195,000	120,664
Qifu Technology, Inc. ADR	2,892	129,880
Sinopharm Group Co. Ltd., Class H	26,800	62,192
Security	Shares	Value
China (continued)
Sunny Optical Technology Group Co. Ltd.	13,800	$ 127,394
Tencent Holdings Ltd.	44,200	2,824,199
Tencent Music Entertainment Group ADR	14,351	206,798
Tingyi Cayman Islands Holding Corp.	42,000	70,512
Trip.com Group Ltd. ADR	6,623	421,090
Vipshop Holdings Ltd. ADR(1)	8,557	134,174
Want Want China Holdings Ltd.	93,000	58,568
Xinyi Solar Holdings Ltd.(2)	120,000	46,370
XPENG, Inc. ADR(1)	12,493	258,855
Yum China Holdings, Inc.	5,140	267,588
Zhuzhou CRRC Times Electric Co. Ltd., Class H	12,100	50,232
		$13,567,956
Cyprus — 3.0%
Bank of Cyprus Holdings PLC	483,626	$3,049,016
		$3,049,016
Georgia — 2.4%
Georgia Capital PLC(1)	62,297	$1,243,072
Lion Finance Group PLC	7,693	543,958
TBC Bank Group PLC	11,502	614,307
		$2,401,337
Greece — 15.3%
Alpha Services and Holdings SA	792,171	$1,902,658
Athens Water Supply & Sewage Co. SA	39,006	251,163
Eurobank Ergasias Services & Holdings SA, Class A	993,676	2,669,270
GEK TERNA SA	43,397	902,588
Hellenic Telecommunications Organization SA	67,515	1,098,378
JUMBO SA	38,616	1,058,672
LAMDA Development SA(1)	64,560	471,193
National Bank of Greece SA	297,550	3,058,209
Piraeus Financial Holdings SA	411,047	2,258,595
Public Power Corp. SA	125,630	1,886,452
		$15,557,178
Hong Kong — 0.1%
Sino Biopharmaceutical Ltd.	191,000	$92,353
		$92,353
India — 10.0%
Angel One Ltd.	200	$5,381
Apollo Hospitals Enterprise Ltd.	1,998	154,313
Ashok Leyland Ltd.	30,101	71,357
Asian Paints Ltd.	7,157	195,543
AU Small Finance Bank Ltd.(3)	5,029	31,301
Avenue Supermarts Ltd.(1)(3)	3,532	168,417
Axis Bank Ltd.	25,829	331,321
Bajaj Finance Ltd.	1,200	125,027
Bajaj Finserv Ltd.	2,300	53,786
Bandhan Bank Ltd.(3)	11,793	20,070
Bank of Baroda	15,482	41,189

1
See Notes to Financial Statements.

Calvert
Emerging Markets Advancement Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
India (continued)
Bank of India	5,600	$ 6,981
Bharti Airtel Ltd.	25,402	513,534
Britannia Industries Ltd.	2,374	136,781
BSE Ltd.	400	25,468
Central Depository Services India Ltd.(4)	600	8,502
CG Power & Industrial Solutions Ltd.	5,600	41,598
Coforge Ltd.	2,193	205,586
Crompton Greaves Consumer Electricals Ltd.	18,918	78,144
Dabur India Ltd.	4,163	24,618
Dixon Technologies India Ltd.(4)	781	119,787
DLF Ltd.	19,843	156,848
Dr. Lal PathLabs Ltd.(3)	878	25,377
Embassy Office Parks REIT	20,528	87,636
Exide Industries Ltd.	2,700	11,337
Federal Bank Ltd.	23,934	53,735
FSN E-Commerce Ventures Ltd.(1)	38,254	79,888
GMR Airports Ltd.(1)	21,700	19,093
Godrej Consumer Products Ltd.	2,487	33,634
Godrej Properties Ltd.(1)	1,000	24,715
Havells India Ltd.	3,343	59,596
HCL Technologies Ltd.	14,639	271,192
HDFC Bank Ltd.	47,210	1,006,338
HDFC Life Insurance Co. Ltd.(3)	5,700	45,554
Hero MotoCorp Ltd.	2,911	126,328
Hindustan Unilever Ltd.	11,137	294,098
ICICI Bank Ltd.	45,824	720,262
IDFC First Bank Ltd.(1)	61,395	39,281
Indian Hotels Co. Ltd.	19,930	182,627
Indian Renewable Energy Development Agency Ltd.(1)	3,900	7,261
Indus Towers Ltd.(1)	18,453	71,755
IndusInd Bank Ltd.	11,840	89,592
IRB Infrastructure Developers Ltd.	15,600	8,175
IRCON International Ltd.(3)	3,000	5,442
Kotak Mahindra Bank Ltd.	13,660	345,812
KPIT Technologies Ltd.	5,354	81,105
Laurus Labs Ltd.(3)	5,460	39,035
LTIMindtree Ltd.(3)	2,183	114,041
MakeMyTrip Ltd.(1)	857	83,977
Marico Ltd.	1,455	11,069
Maruti Suzuki India Ltd.	1,918	257,657
Max Healthcare Institute Ltd.	11,179	142,987
Mphasis Ltd.	1,045	30,436
Multi Commodity Exchange of India Ltd.	200	12,356
NBCC India Ltd.	9,600	9,125
Nestle India Ltd.	6,464	169,849
One 97 Communications Ltd.(1)	2,200	19,976
Patanjali Foods Ltd.	2,007	42,278
PB Fintech Ltd.(1)	2,200	40,627
Persistent Systems Ltd.	2,896	185,852
Punjab National Bank	41,181	46,042
REC Ltd.	7,300	36,389
Security	Shares	Value
India (continued)
Shriram Finance Ltd.	10,000	$ 76,368
Siemens Ltd.	2,228	136,726
Sona BLW Precision Forgings Ltd.(3)	3,300	17,695
State Bank of India	27,169	244,268
Sterling & Wilson Renewable(1)(4)	1,000	2,909
Suzlon Energy Ltd.(1)	67,500	44,396
Tata Consultancy Services Ltd.	11,355	477,666
Tata Elxsi Ltd.	687	41,740
Tata Motors Ltd.	29,448	230,892
Tata Power Co. Ltd.	31,617	138,077
Tata Teleservices Maharashtra Ltd.(1)	10,694	6,992
Tech Mahindra Ltd.	13,143	216,786
Titan Co. Ltd.	6,163	219,942
Trent Ltd.	3,081	190,989
TVS Motor Co. Ltd.	1,933	54,491
Union Bank of India Ltd.	9,300	13,626
Vodafone Idea Ltd.(1)	256,518	20,291
Voltas Ltd.	2,965	50,443
Wipro Ltd.	64,008	195,227
WNS Holdings Ltd.(1)	586	36,033
Yes Bank Ltd.(1)	429,324	84,388
Zee Entertainment Enterprises Ltd.	11,487	13,142
Zomato Ltd.(1)	93,747	220,220
		$10,180,388
Malaysia — 4.5%
AMMB Holdings Bhd.	178,100	$225,128
Axiata Group Bhd.	98,500	39,858
CELCOMDIGI Bhd.	229,300	180,086
CIMB Group Holdings Bhd.	378,800	600,179
Fraser & Neave Holdings Bhd.	8,600	47,087
Gamuda Bhd.	367,630	349,993
Hong Leong Bank Bhd.	36,100	164,265
IHH Healthcare Bhd.	120,600	188,138
IJM Corp. Bhd.	297,900	141,833
Inari Amertron Bhd.	94,500	43,646
Maxis Bhd.	85,300	65,294
Mr. DIY Group M Bhd.(3)	271,600	86,580
Petronas Gas Bhd.	55,400	210,972
PPB Group Bhd.	85,000	220,610
Press Metal Aluminium Holdings Bhd.	287,100	327,066
Public Bank Bhd.	617,400	616,222
RHB Bank Bhd.	97,000	149,658
SD Guthrie Bhd.	244,900	271,206
Telekom Malaysia Bhd.	41,200	60,939
Tenaga Nasional Bhd.	186,300	562,739
TIME dotCom Bhd.	39,100	44,002
		$4,595,501
Pakistan — 0.9%
Bank Alfalah Ltd.	1,795,600	$468,667

2
See Notes to Financial Statements.

Calvert
Emerging Markets Advancement Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Pakistan (continued)
Millat Tractors Ltd.	216,500	$ 461,850
		$ 930,517
Poland — 10.8%
Allegro.eu SA(1)(3)	63,666	$ 516,478
Bank Polska Kasa Opieki SA	20,914	956,097
Budimex SA	1,473	216,323
CCC SA(1)	5,888	357,750
CD Projekt SA	8,118	446,111
Cyfrowy Polsat SA(1)	32,543	127,318
Dino Polska SA(1)(3)	8,095	944,859
Grupa Kety SA	2,269	486,220
ING Bank Slaski SA	792	65,279
Inter Cars SA	1,238	168,333
KGHM Polska Miedz SA	33,340	1,089,856
KRUK SA	1,982	194,048
LPP SA	185	844,141
mBank SA(1)	1,588	333,755
Orange Polska SA	151,353	342,902
PGE Polska Grupa Energetyczna SA(1)	95,862	197,264
Powszechna Kasa Oszczednosci Bank Polski SA	102,018	1,991,952
Powszechny Zaklad Ubezpieczen SA	69,979	1,016,711
Santander Bank Polska SA	4,486	645,967
		$10,941,364
Romania — 0.1%
NEPI Rockcastle NV	12,325	$89,246
		$89,246
Saudi Arabia — 2.3%
Bank AlBilad	39,400	$387,872
Banque Saudi Fransi	80,681	398,670
Elm Co.	1,700	438,776
Saudi Telecom Co.	95,700	1,156,549
		$2,381,867
Slovenia — 2.0%
Nova Ljubljanska Banka DD GDR(4)	66,838	$2,037,620
		$2,037,620
South Africa — 4.7%
Absa Group Ltd.	16,408	$158,998
Anglo American Platinum Ltd.(2)	1,100	44,240
Aspen Pharmacare Holdings Ltd.	8,241	73,747
Bid Corp. Ltd.	5,997	143,815
Bidvest Group Ltd.(2)	8,070	104,006
Capitec Bank Holdings Ltd.	1,918	326,214
Clicks Group Ltd.	5,390	99,833
Discovery Ltd.	12,099	131,933
FirstRand Ltd.	120,384	473,087
Gold Fields Ltd.	26,430	583,936
Growthpoint Properties Ltd.	47,500	33,637
Security	Shares	Value
South Africa (continued)
Investec Ltd.	4,000	$ 24,968
Kumba Iron Ore Ltd.(2)	1,300	22,205
Mr. Price Group Ltd.	5,955	72,234
MTN Group Ltd.	36,168	243,294
MultiChoice Group(1)	4,100	24,592
Naspers Ltd., Class N	3,500	867,967
Nedbank Group Ltd.(2)	9,557	134,254
Northam Platinum Holdings Ltd.(2)	10,152	72,676
Old Mutual Ltd.	116,178	75,461
OUTsurance Group Ltd.	17,885	68,294
Pepkor Holdings Ltd.(3)	26,200	36,597
Remgro Ltd.	11,389	98,551
Sanlam Ltd.	43,212	195,157
Shoprite Holdings Ltd.	10,582	157,815
Standard Bank Group Ltd.	28,945	378,205
Vodacom Group Ltd.	12,388	85,099
Woolworths Holdings Ltd.(2)	19,523	54,280
		$4,785,095
Taiwan — 12.6%
Accton Technology Corp.	11,000	$194,887
Acer, Inc.	85,000	91,734
Advantech Co. Ltd.	10,000	114,263
Airtac International Group	4,000	101,586
ASE Technology Holding Co. Ltd.	49,000	215,341
Asia Vital Components Co. Ltd.	6,000	84,960
ASPEED Technology, Inc.	1,000	92,606
AUO Corp.	220,000	90,073
Catcher Technology Co. Ltd.	19,000	121,065
Cathay Financial Holding Co. Ltd.	125,000	233,254
Chailease Holding Co. Ltd.	28,929	102,303
Chroma ATE, Inc.	14,000	122,336
Chunghwa Telecom Co. Ltd.	59,000	229,208
Compal Electronics, Inc.	118,000	114,700
Delta Electronics, Inc.	22,000	243,326
E Ink Holdings, Inc.	20,000	162,816
Elite Material Co. Ltd.	8,000	133,994
eMemory Technology, Inc.	1,000	70,308
Evergreen Marine Corp. Taiwan Ltd.	18,000	120,683
Far Eastern New Century Corp.	115,000	114,836
Far EasTone Telecommunications Co. Ltd.	50,000	139,291
First Financial Holding Co. Ltd.	6,090	4,997
Fubon Financial Holding Co. Ltd.	110,550	287,460
Gigabyte Technology Co. Ltd.	14,000	104,131
Globalwafers Co. Ltd.	7,000	67,983
Hiwin Technologies Corp.	18,000	132,658
Hotai Motor Co. Ltd.	5,000	91,599
Hua Nan Financial Holdings Co. Ltd.	1,570	1,328
Innolux Corp.	254,320	116,985
International Games System Co. Ltd.	4,000	94,176
Inventec Corp.	79,000	102,322

3
See Notes to Financial Statements.

Calvert
Emerging Markets Advancement Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Taiwan (continued)
Jentech Precision Industrial Co. Ltd.	2,000	$ 60,234
King Slide Works Co. Ltd.	2,000	101,887
King Yuan Electronics Co. Ltd.	17,000	46,136
Lite-On Technology Corp.	40,000	111,091
Lotes Co. Ltd.	1,000	42,312
MediaTek, Inc.	15,000	646,507
Mega Financial Holding Co. Ltd.	5,610	6,800
Micro-Star International Co. Ltd.	22,000	108,634
Novatek Microelectronics Corp.	11,000	182,866
PharmaEssentia Corp.(1)	4,000	63,084
President Chain Store Corp.	15,000	113,622
Quanta Computer, Inc.	34,000	236,560
Realtek Semiconductor Corp.	11,000	175,367
Shin Kong Financial Holding Co. Ltd.(1)	497,516	183,620
Sino-American Silicon Products, Inc.	18,000	61,734
SinoPac Financial Holdings Co. Ltd.	5,950	4,036
Taishin Financial Holding Co. Ltd.	10,240	5,340
Taiwan Mobile Co. Ltd.	37,000	130,201
Taiwan Semiconductor Manufacturing Co. Ltd.	176,000	4,956,685
Tatung Co. Ltd.(1)	77,000	95,399
TCC Group Holdings Co. Ltd.	188,000	182,425
Teco Electric & Machinery Co. Ltd.	74,000	110,111
Unimicron Technology Corp.	22,000	62,671
Uni-President Enterprises Corp.	68,000	165,824
United Microelectronics Corp.	178,000	248,883
Voltronic Power Technology Corp.	2,000	93,525
Walsin Lihwa Corp.	118,000	82,650
Wan Hai Lines Ltd.	21,000	50,043
Wiwynn Corp.	2,000	101,279
WPG Holdings Ltd.	50,000	94,433
Yageo Corp.	7,169	105,589
Yang Ming Marine Transport Corp.	27,000	61,080
Yuanta Financial Holding Co. Ltd.	237,660	243,580
		$12,831,417
United Arab Emirates — 6.5%
Abu Dhabi Commercial Bank PJSC	525,596	$1,557,652
Aldar Properties PJSC	1,200,390	2,741,292
Americana Restaurants International PLC - Foreign Co.	510,937	295,797
Dubai Financial Market PJSC	188,038	67,816
Emirates Integrated Telecommunications Co. PJSC	158,471	347,312
Emirates Telecommunications Group Co. PJSC	341,196	1,569,441
Fertiglobe PLC	90,265	52,014
		$6,631,324
United Kingdom — 0.1%
Pepco Group NV(2)(4)	20,032	$77,463
		$77,463
Vietnam — 1.9%
Digiworld Corp.	313,560	$462,636
Security	Shares	Value
Vietnam (continued)
FPT Corp.	265,620	$ 1,263,670
Gemadept Corp.	99,300	224,039
		$ 1,950,345
Total Common Stocks (identified cost $74,651,863)		$ 94,624,406

Short-Term Investments — 9.5%

Affiliated Fund — 4.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.27%(5)	4,192,668	$ 4,192,668
Total Affiliated Fund (identified cost $4,192,668)		$ 4,192,668
Securities Lending Collateral — 2.4%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.36%(6)	2,409,608	$ 2,409,608
Total Securities Lending Collateral (identified cost $2,409,608)		$ 2,409,608
U.S. Treasury Obligations — 3.0%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 4/24/25(7)	$1,600,000	$ 1,595,677
0.00%, 5/15/25	1,500,000	1,492,246
Total U.S. Treasury Obligations (identified cost $3,087,997)		$ 3,087,923
Total Short-Term Investments (identified cost $9,690,273)		$ 9,690,199

Total Investments — 102.5% (identified cost $84,342,136)	$104,314,605
Other Assets, Less Liabilities — (2.5)%	$ (2,514,826)
Net Assets — 100.0%	$101,799,779

4
See Notes to Financial Statements.

Calvert
Emerging Markets Advancement Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at March 31, 2025. The aggregate market value of securities on loan at March 31, 2025 was $3,187,428.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2025, the aggregate value of these securities is $4,368,872 or 4.3% of the Fund's net assets.
(4)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At March 31, 2025, the aggregate value of these securities is $2,246,281 or 2.2% of the Fund's net assets.
(5)	May be deemed to be an affiliated investment company (see Note 8). The rate shown is the annualized seven-day yield as of March 31, 2025.
(6)	Represents investment of cash collateral received in connection with securities lending.
(7)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.
At March 31, 2025, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Financials	34.8%
Information Technology	13.7
Consumer Discretionary	13.4
Communication Services	10.9
Industrials	4.1
Consumer Staples	4.1
Real Estate	4.0
Utilities	3.4
Materials	3.0
Health Care	1.6
Total	93.0%

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	1,764,063	EUR	1,650,000	Standard Chartered Bank	4/4/25	$ —	$(20,268)
USD	21,802,750	EUR	20,393,000	Standard Chartered Bank	4/4/25	—	(250,495)
INR	571,900,000	USD	6,527,272	Standard Chartered Bank	6/18/25	126,403	—
TWD	296,812,085	USD	9,062,256	UBS AG	6/18/25	—	(89,295)
USD	3,552,670	CNH	25,500,000	Standard Chartered Bank	6/18/25	24,686	—
USD	2,647,087	CNH	19,000,000	Standard Chartered Bank	6/18/25	18,393	—
USD	5,235,922	ZAR	97,000,000	UBS AG	6/18/25	—	(21,879)
ZAR	4,104,919	USD	224,104	UBS AG	6/18/25	—	(1,601)
						$169,482	$(383,538)

Abbreviations:
ADR	– American Depositary Receipt
GDR	– Global Depositary Receipt
OTC	– Over-the-counter

5
See Notes to Financial Statements.

Calvert
Emerging Markets Advancement Fund
March 31, 2025
Schedule of Investments (Unaudited) — continued

Currency Abbreviations:
CNH	– Yuan Renminbi Offshore
EUR	– Euro
INR	– Indian Rupee
TWD	– New Taiwan Dollar
USD	– United States Dollar
ZAR	– South African Rand
6
See Notes to Financial Statements.

Calvert
Emerging Markets Advancement Fund
March 31, 2025
Statement of Assets and Liabilities (Unaudited)

March 31, 2025
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $80,149,468) - including $3,187,428 of securities on loan	$100,121,937
Investments in securities of affiliated issuers, at value (identified cost $4,192,668)	4,192,668
Receivable for open forward foreign currency exchange contracts	169,482
Cash denominated in foreign currency, at value (cost $457,954)	457,795
Receivable for capital shares sold	55,603
Dividends receivable	172,197
Dividends receivable - affiliated	5,178
Securities lending income receivable	3,058
Tax reclaims receivable	24,767
Receivable from affiliates	47,194
Directors' deferred compensation plan	1,552
Total assets	$105,251,431
Liabilities
Payable for open forward foreign currency exchange contracts	$383,538
Payable for capital shares redeemed	433,394
Payable for foreign capital gains taxes	44,048
Deposits for securities loaned	2,409,608
Payable to affiliates:
Investment advisory fee	55,437
Administrative fee	10,594
Distribution and service fees	693
Sub-transfer agency fee	322
Directors' deferred compensation plan	1,552
Accrued expenses	112,466
Total liabilities	$3,451,652
Net Assets	$101,799,779
Sources of Net Assets
Paid-in capital	$92,703,888
Distributable earnings	9,095,891
Net Assets	$101,799,779
Class A Shares
Net Assets	$3,241,743
Shares Outstanding	271,269
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$11.95
Maximum Offering Price Per Share (100 ÷ 94.75 of net asset value per share)	$12.61
Class I Shares
Net Assets	$98,558,036
Shares Outstanding	8,183,118
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$12.04

On sales of $50,000 or more, the offering price of Class A shares is reduced.
7
See Notes to Financial Statements.

Calvert
Emerging Markets Advancement Fund
March 31, 2025
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2025
Investment Income
Dividend income (net of foreign taxes withheld of $67,549)	$640,043
Dividend income - affiliated issuers	59,931
Interest income (net of foreign taxes withheld of $19)	20,081
Securities lending income, net	18,084
Total investment income	$738,139
Expenses
Investment advisory fee	$299,540
Administrative fee	57,055
Distribution and service fees:
Class A	3,948
Directors' fees and expenses	2,659
Custodian fees	81,020
Transfer agency fees and expenses	25,928
Accounting fees	12,320
Professional fees	45,360
Registration fees	18,046
Reports to shareholders	4,876
Miscellaneous	10,799
Total expenses	$561,551
Waiver and/or reimbursement of expenses by affiliates	$(104,403)
Net expenses	$457,148
Net investment income	$280,991
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities (net of foreign capital gains taxes of $112,515)	$943,585
Foreign currency transactions	99,616
Forward foreign currency exchange contracts	377,629
Net realized gain	$1,420,830
Change in unrealized appreciation (depreciation):
Investment securities (including net decrease in payable for foreign capital gains taxes of $380,557)	$351,795
Foreign currency	(19,817)
Forward foreign currency exchange contracts	(178,815)
Net change in unrealized appreciation (depreciation)	$153,163
Net realized and unrealized gain	$1,573,993
Net increase in net assets from operations	$1,854,984
8
See Notes to Financial Statements.

Calvert
Emerging Markets Advancement Fund
March 31, 2025
Statements of Changes in Net Assets

	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$280,991	$1,923,185
Net realized gain	1,420,830	1,116,849
Net change in unrealized appreciation (depreciation)	153,163	15,722,326
Net increase in net assets from operations	$1,854,984	$18,762,360
Distributions to shareholders:
Class A	$(48,161)	$(65,901)
Class I	(1,483,300)	(3,027,385)
Total distributions to shareholders	$(1,531,461)	$(3,093,286)
Capital share transactions:
Class A	$122,768	$541,944
Class I	10,093,884	(18,375,015)
Net increase (decrease) in net assets from capital share transactions	$10,216,652	$(17,833,071)
Net increase (decrease) in net assets	$10,540,175	$(2,163,997)
Net Assets
At beginning of period	$91,259,604	$93,423,601
At end of period	$101,799,779	$91,259,604
9
See Notes to Financial Statements.

Calvert
Emerging Markets Advancement Fund
March 31, 2025
Financial Highlights

	Class A
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020(1)
Net asset value — Beginning of period	$11.95	$10.05	$9.79	$12.39	$10.64	$10.00
Income (Loss) From Operations
Net investment income(2)	$0.02	$0.22	$0.13	$0.17	$0.09	$0.10
Net realized and unrealized gain (loss)	0.16	1.99	0.66	(2.23)	1.67	0.59
Total income (loss) from operations	$0.18	$2.21	$0.79	$(2.06)	$1.76	$0.69
Less Distributions
From net investment income	$(0.18)	$(0.31)	$(0.53)	$(0.06)	$(0.01)	$ —
From net realized gain	—	—	—	(0.48)	—	(0.05)
Total distributions	$(0.18)	$(0.31)	$(0.53)	$(0.54)	$(0.01)	$(0.05)
Net asset value — End of period	$11.95	$11.95	$10.05	$9.79	$12.39	$10.64
Total Return(3)	1.57%(4)	22.50%	8.18%	(17.42)%	16.54%	6.94%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,242	$3,114	$2,133	$1,270	$477	$91
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.42%(6)	1.42%(7)	1.35%(7)	1.36%(8)	1.41%	1.83%
Net expenses	1.20%(6)(9)	1.22%(7)(9)	1.21%(7)(9)	1.22%(8)(9)	1.20%	1.20%
Net investment income	0.32%(6)	2.03%	1.31%	1.53%	0.68%	0.99%
Portfolio Turnover	34%(4)	76%	82%	45%	64%	66%

(1)	The Fund commenced operations on October 1, 2019.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes interest expense and fees of 0.02% and 0.01% of average daily net assets for the years ended September 30, 2024 and 2023, respectively.
(8)	Includes interest expense from bank overdrafts of 0.02%.
(9)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended March 31, 2025 and the years ended September 30, 2024, 2023 and 2022).
10
See Notes to Financial Statements.

Calvert
Emerging Markets Advancement Fund
March 31, 2025
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2025 (Unaudited)	Year Ended September 30,
		2024	2023	2022	2021	2020(1)
Net asset value — Beginning of period	$12.04	$10.13	$9.85	$12.44	$10.66	$10.00
Income (Loss) From Operations
Net investment income(2)	$0.04	$0.23	$0.16	$0.19	$0.09	$0.12
Net realized and unrealized gain (loss)	0.16	2.02	0.66	(2.23)	1.71	0.59
Total income (loss) from operations	$0.20	$2.25	$0.82	$(2.04)	$1.80	$0.71
Less Distributions
From net investment income	$(0.20)	$(0.34)	$(0.54)	$(0.07)	$(0.02)	$ —
From net realized gain	—	—	—	(0.48)	—	(0.05)
Total distributions	$(0.20)	$(0.34)	$(0.54)	$(0.55)	$(0.02)	$(0.05)
Net asset value — End of period	$12.04	$12.04	$10.13	$9.85	$12.44	$10.66
Total Return(3)	1.68%(4)	22.80%	8.48%	(17.20)%	16.85%	7.14%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$98,558	$88,146	$91,291	$71,779	$57,772	$41,792
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.17%(6)	1.17%(7)	1.10%(7)	1.11%(8)	1.16%	1.58%
Net expenses	0.95%(6)(9)	0.97%(7)(9)	0.96%(7)(9)	0.97%(8)(9)	0.95%	0.95%
Net investment income	0.60%(6)	2.10%	1.52%	1.61%	0.71%	1.15%
Portfolio Turnover	34%(4)	76%	82%	45%	64%	66%

(1)	The Fund commenced operations on October 1, 2019.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes interest expense and fees of 0.02% and 0.01% of average daily net assets for the years ended September 30, 2024 and 2023, respectively.
(8)	Includes interest expense from bank overdrafts of 0.02%.
(9)	Includes a reduction by the investment adviser of a portion of its advisory fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005%, less than 0.005%, 0.01% and less than 0.005% of average daily net assets for the six months ended March 31, 2025 and the years ended September 30, 2024, 2023 and 2022, respectively).
11
See Notes to Financial Statements.

Calvert
Emerging Markets Advancement Fund
March 31, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Emerging Markets Advancement Fund (the Fund) is a diversified series of Calvert World Values Fund, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is total return.
The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 1.00% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class I shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith by the
Board’s valuation designee.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.
Short-Term Debt Securities. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day and are categorized as Level 1 in the hierarchy.
Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund's forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service and are categorized as Level 2 in the hierarchy.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Board has designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities,
12

Calvert
Emerging Markets Advancement Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of March 31, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Argentina	$2,020,652	$ —	$ —	$2,020,652
Brazil	503,767	—	—	503,767
China	5,173,369	8,394,587	—	13,567,956
Cyprus	—	3,049,016	—	3,049,016
Georgia	—	2,401,337	—	2,401,337
Greece	—	15,557,178	—	15,557,178
Hong Kong	—	92,353	—	92,353
India	120,010	10,060,378	—	10,180,388
Malaysia	—	4,595,501	—	4,595,501
Pakistan	—	930,517	—	930,517
Poland	—	10,941,364	—	10,941,364
Romania	—	89,246	—	89,246
Saudi Arabia	—	2,381,867	—	2,381,867
Slovenia	—	2,037,620	—	2,037,620
South Africa	—	4,785,095	—	4,785,095
Taiwan	—	12,831,417	—	12,831,417
United Arab Emirates	—	6,631,324	—	6,631,324
United Kingdom	—	77,463	—	77,463
Vietnam	—	1,950,345	—	1,950,345
Total Common Stocks	$7,817,798	$86,806,608(1)	$ —	$94,624,406
Short-Term Investments:
Affiliated Fund	$4,192,668	$ —	$ —	$4,192,668
Securities Lending Collateral	2,409,608	—	—	2,409,608
U.S. Treasury Obligations	—	3,087,923	—	3,087,923
Total Investments	$14,420,074	$89,894,531	$ —	$104,314,605
Forward Foreign Currency Exchange Contracts	$ —	$169,482	$ —	$169,482
Total	$14,420,074	$90,064,013	$ —	$104,484,087
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$(383,538)	$ —	$(383,538)
Total	$ —	$(383,538)	$ —	$(383,538)

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends
13

Calvert
Emerging Markets Advancement Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends and interest, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Forward Foreign Currency Exchange Contracts— The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
F  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
G  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
H  Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
J  Segment Reporting— During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President acts as the Fund’s Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund’s single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
K  Interim Financial Statements— The interim financial statements relating to March 31, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
14

Calvert
Emerging Markets Advancement Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment advisory fee is computed at the annual rate of 0.63% of the Fund’s average daily net assets and is payable monthly. For the six months ended March 31, 2025, the investment advisory fee amounted to $299,540. Pursuant to an investment sub-advisory agreement, CRM has delegated a portion of the investment management of the Fund to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of CRM and an indirect, wholly-owned subsidiary of Morgan Stanley. CRM pays EVAIL a portion of its investment advisory fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment advisory fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended March 31, 2025, the investment advisory fee paid was reduced by $1,916 relating to the Fund’s investment in the Liquidity Fund.
CRM and EVAIL have agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.20% and 0.95% for Class A and Class I, respectively, of such class’s average daily net assets. The expense reimbursement agreement may be changed or terminated after February 1, 2026. For the six months ended March 31, 2025, CRM and EVAIL waived and/or reimbursed expenses in total of $102,487.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A and Class I and is payable monthly. For the six months ended March 31, 2025, CRM was paid administrative fees of $57,055.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2025 amounted to $3,948 for Class A shares.
The Fund was informed that EVD received $55 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2025. The Fund was also informed that EVD received no contingent deferred sales charges paid by Class A shareholders for the same period.
Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2025, sub-transfer agency fees and expenses incurred to EVM amounted to $810 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $250,000, an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee, and may receive a fee of $10,000 for special meetings. The Board chair receives an additional $55,000 ($40,000 prior to January 1, 2025) annual fee, Committee chairs receive an additional $20,000 ($15,000 prior to January 1, 2025) annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.
3  Investment Activity
During the six months ended March 31, 2025, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $35,304,973 and $31,005,776, respectively.
4  Distributions to Shareholders and Income Tax Information
At September 30, 2024, the Fund, for federal income tax purposes, had deferred capital losses of $11,014,673 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund's next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2024, $11,014,673 are short-term.
15

Calvert
Emerging Markets Advancement Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at March 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$85,242,174
Gross unrealized appreciation	$22,290,326
Gross unrealized depreciation	(3,431,951)
Net unrealized appreciation	$18,858,375
5  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at March 31, 2025 is included in the Schedule of Investments. At March 31, 2025, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. During the six months ended March 31, 2025, the Fund entered into forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
The Fund enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At March 31, 2025, the fair value of derivatives with credit-related contingent features in a net liability position was $383,538. The aggregate fair value of assets pledged as collateral by the Fund for such liability was $672,079 at March 31, 2025.
The OTC derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement(s), which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Schedule of Investments.
At March 31, 2025, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk was as follows:
Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Forward foreign currency exchange contracts	Receivable/Payable for open forward foreign currency exchange contracts	$169,482	$(383,538)
16

Calvert
Emerging Markets Advancement Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

The Fund’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets and pledged by the Fund for such liabilities as of March 31, 2025.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Standard Chartered Bank	$169,482	$(169,482)	$ —	$ —	$ —

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Standard Chartered Bank	$(270,763)	$169,482	$65,722	$ —	$(35,559)
UBS AG	(112,775)	—	112,775	—	—
	$(383,538)	$169,482	$178,497	$ —	$(35,559)

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended March 31, 2025 was as follows:
Statement of Operations Caption
Derivative	Net realized gain (loss): Forward foreign currency exchange contracts	Change in unrealized appreciation (depreciation): Forward foreign currency exchange contracts
Forward foreign currency exchange contracts	$ 377,629	$ (178,815)
The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the six months ended March 31, 2025, which is indicative of the volume of this derivative type, was approximately $56,718,000.
6  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
17

Calvert
Emerging Markets Advancement Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

At March 31, 2025, the total value of securities on loan was $3,187,428 and the total value of collateral received was $3,354,327, comprised of cash of $2,409,608 and U.S. government and/or agencies securities of $944,719.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2025.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$2,409,608	$ —	$ —	$ —	$2,409,608
The carrying amount of the liability for deposits for securities loaned at March 31, 2025 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2025.
7  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings outstanding pursuant to its line of credit at March 31, 2025. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2025.
8  Affiliated Investments
At March 31, 2025, the value of the Fund’s investment in funds that may be deemed to be affiliated was $4,192,668, which represents 4.1% of the Fund’s net assets. Transactions in such investments by the Fund for the six months ended March 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$17,570	$34,989,585	$(30,814,487)	$ —	$ —	$4,192,668	$59,931	4,192,668
9  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 75,000,000 common shares, $0.01 par value, for each Class.
18

Calvert
Emerging Markets Advancement Fund
March 31, 2025
Notes to Financial Statements (Unaudited) — continued

Transactions in capital shares were as follows:
	Six Months Ended March 31, 2025 (Unaudited)		Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Class A
Shares sold	37,817	$447,153	83,672	$928,746
Reinvestment of distributions	4,214	48,161	6,342	65,901
Shares redeemed	(31,370)	(372,546)	(41,643)	(452,703)
Net increase	10,661	$122,768	48,371	$541,944
Class I
Shares sold	2,003,571	$23,741,575	1,135,445	$12,477,467
Reinvestment of distributions	128,976	1,483,221	289,690	3,027,257
Shares redeemed	(1,267,602)	(15,130,912)	(3,121,354)	(33,879,739)
Net increase (decrease)	864,945	$10,093,884	(1,696,219)	$(18,375,015)
At March 31, 2025, Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Growth Allocation Fund owned in the aggregate 41.8% of the value of the outstanding shares of the Fund.
10  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country, and by acts of terrorism and war. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
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CEFAX-NCSR 3.31.25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert World Values Fund, Inc.

By:	/s/ Von M. Hughes
Von M. Hughes
Principal Executive Officer

Date: May 27, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date: May 27, 2025

By:	/s/ Von M. Hughes
Von M. Hughes
Principal Executive Officer

Date: May 27, 2025